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AFBA 5STAR FUND, INC. ANNUAL REPORT
MARCH 31, 2003

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AFBA
5STAR
FUND, INC.

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

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MESSAGE
TO OUR SHAREHOLDERS


[GRAPHIC OMITTED]


I am pleased to present the AFBA 5Star Fund, Inc. Annual Report for the year ended March 31, 2003. This report supplies you, our valued shareholder, with relevant and timely information on your investments in the AFBA family of mutual funds. Enclosed you will find performance information for each of the AFBA 5Star Funds as well as the complete holdings of each fund as of March 31, 2003.

The Annual  Report is an  important  tool to keep you informed on the AFBA 5Star
Funds. In addition to this tool, we have also developed other ways for our valued shareholders to learn more about the AFBA 5Star Funds and stay abreast of their investments. Our website, for example, is regularly updated with quarterly fund performance and fund holdings information. Portfolio manager commentary on the state of the securities market is also available at the site. I invite you to visit www.afbafunds.com to learn more about these valuable tools.

Finally, I thank you for your continued support of the AFBA 5Star Funds. I invite you to contact us with any questions you may have.

Sincerely,

/S/ C.C. BLANTON
C.C. Blanton
Chairman

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PORTFOLIO
MANAGEMENT REVIEW

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DEAR VALUED SHAREHOLDERS:

Thank you for your continued investments in the AFBA 5Star Funds. We appreciate your continued support.

We would like to take this opportunity to review the performance of each of the Funds within the AFBA 5Star family of mutual funds. Please note that the performance quoted is that of the Class I of each Fund.

In general, the last year has been a difficult environment for investors. War and terrorism worries weighed heavily on the market for the better part of the last 12 months. These worries, in our opinion, contributed to a decline in consumer confidence. Additionally, corporate America continued to suffer from the fallout of accounting scandals, and a general decline in corporate capital expenditures continued to hamper the economy.

We continue to manage the AFBA 5Star Funds during good times and bad times with the same long-term strategy: invest in companies that have strong fundamentals, clean balance sheets, and excellent management teams. We also look for companies that we believe may see a top line or revenue increase resulting from at least one long-term societal trend that we have researched.


AFBA 5STAR BALANCED FUND

The Fund is comprised of a variety of securities including common stocks, convertible preferred stocks, and high yield corporate bonds. The stock portion of the portfolio primarily contributed to the loss the Fund experienced during the year. The S&P 500, a broad benchmark for the U.S. stock market, was down 24.76% during the one-year period. This overall drop in the stock market hampered our stock holdings. The bond portion of the AFBA 5Star Balanced Fund provided some positive gains for the portfolio. Our position in high yield bonds proved beneficial as the high yield market showed some broad based strength for the first time in the past few years. Nonetheless, the blended portfolio of stocks, bonds, and other securities in the AFBA 5Star Balanced Fund produced a loss of 16.71% for the one-year period ended March 31, 2003.


AFBA 5STAR HIGH YIELD FUND

The AFBA 5Star High Yield Fund posted a positive return of 4.11% for the year. The Fund outperformed the Lipper High Yield Fund Index (its benchmark) which returned 2.71% for the same period. The AFBA 5Star High Yield Fund has posted positive returns for each of the last three calendar years. Additionally, the Fund has outperformed the Lipper High Yield Fund Index for each of the past three calendar years.

We continue to prudently seek opportunities within the high yield market. We are spending the bulk of our efforts researching B and BB rated issues. Our research process is both thorough and time-consuming. We believe that this due diligence has added significant value for our shareholders over the Fund's lifetime of nearly six years. In the past, this process has led us away from 'hot' sectors that eventually experienced massive defaults (telecommunications, for example) and toward lesser followed sectors that have provided the Fund with attractive gains (healthcare and energy companies, for example). We continue to rely on our process to find new opportunities for investment.


AFBA 5STAR SMALL CAP FUND

The AFBA 5Star Small Cap Fund experienced a loss of 34.31% for the year. The Russell 2000, a broad benchmark comprised of small cap stocks, lost 26.96% during the same period. We attribute our underperformance versus the benchmark to the Fund's position in consumer-related stocks. As of March 31, 2003, nearly half of the Fund is invested in consumer-oriented companies such as retailers, recreational vehicle manufacturers, and hoteliers. Consumer-related stocks suffered negative returns this past

[GRAPHIC OMITTED]

year that we believe can be attributed to the toll that war worries took on consumer confidence through the first quarter of 2003. The performance of the AFBA 5Star Small Cap Fund tends to move in step with consumer confidence. We believe that the AFBA 5Star Small Cap Fund may bounce back strongly with any future improvements in consumer confidence.


AFBA 5STAR MID CAP FUND

The AFBA 5Star Mid Cap Fund was started less than one year ago on May 1, 2002. Through March 31, 2003, the Fund lost 22.30% over its lifetime. The Fund's benchmark (the Lipper Mid Cap Fund Index) lost 23.80% over the same period.

The Fund's performance over the last several months has been impacted by the decline in corporate capital expenditures. Approximately one-half of the corporate capital expenditures in the U.S. economy are tied to purchases of technological goods and services. The Fund's position in information technology stocks represents nearly 28% of the Fund's assets as of March 31, 2003. This position had a negative impact on the Fund over the past several months as many of these holdings were hurt by the slowdown in spending by their corporate customers.


AFBA 5STAR LARGE CAP FUND

The AFBA 5Star Large Cap Fund lost 31.23% over the past year. The Fund underperformed its benchmark, the S&P 500, which lost 24.76% over the same period. We believe that the Fund's underperformance over the past year was primarily tied to our position in technology and consumer-related stocks. The combination of these categories represents over 55% of the Fund's assets as of March 31, 2003.

We began adding to our positions in many technology-related stocks over the past 12 months. Many of these stocks had been hit hard by the decline in the technology sector that began in March of 2000. When those stocks reached what we considered a reasonable valuation, we began adding them to the portfolio. In the short-term, the Fund's performance has been hindered by these holdings as the decline in the technology sector continued for much of the last 12 months. However, we believe that the Fund is well positioned for a recovery in the technology sector.


AFBA 5STAR USA GLOBAL FUND

The AFBA 5Star USA Global Fund was down 32.96% over the one-year period ending March 31, 2003. The S&P 500, the Fund's benchmark, was off 24.76% during the same period. Our position in technology related stocks contributed heavily to our performance. Technology-related stocks comprised 36% of the portfolio as of March 31, 2003.

Stocks within this portfolio should benefit by the recent weakness in the U.S. dollar. The Fund invests in U.S. based companies that generate at least 40% of their revenue or income outside of the United States. These companies benefit in two ways from a weaker U.S. dollar -- 1) their U.S. products look less expensive to foreign buyers, and 2) their foreign earnings receive a boost when translated back into U.S. dollars. A strengthening dollar during the late 1990s and also during 2000 and 2001 acted as a headwind to earnings growth for many of these companies.

Wm. Wrigley, Jr. (4.4% of Fund assets as of 3/31/03) is an example of a holding that has benefited from the recent weakness in the dollar. The company reported quarterly earnings of $0.48 per share at the end of 2002. The firm's management team noted that earnings would have been lower at $0.45 per share in a flat dollar environment. In our opinion, Wrigley's operational performance was impressive without the benefit of currency translation. We believe strongly that many of our holdings are beginning to report earnings improvements that can partly be tied to the weaker dollar.

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PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

[GRAPHIC OMITTED]

AFBA SCIENCE & TECHNOLOGY FUND

The AFBA Science & Technology Fund was down 40.60% over the one-year period ending March 31, 2003.

Technology stocks have remained under pressure for nearly three years. We believe that portions of the technology sector will continue to remain under pressure due to structural changes in the way consumers use certain products and the potential for the displacement of older technologies with newer, and more cost efficient, products. The shift to voice communications using Internet Protocol (VOIP) is one example. Consequently, our holdings are concentrated in segments for which we believe there will be a cyclical rebound, similar to those recoveries of the past which were tied to excess inventories and supply imbalances. Semiconductor and semiconductor equipment companies are examples where we expect recovery during 2003.

We are building core positions for the Fund in companies that have been able to accomplish the following milestones over the last few years: 1) cut costs, 2) increase market share, and 3) grow earnings and/or revenues. Example core holdings that have met these criteria include Cisco Systems (3.2% of Fund assets as of 3/31/03) and SanDisk (3.0% of Fund assets as of 3/31/03).

With approximately one-half of the corporate capital expenditures in the U.S. economy tied to technological goods and services, a business spending recovery during 2003 will likely include a recovery on spending within the technology sector.


Sincerely,



/S/ JOHN C KORNITZER                    /S/ KENT W. GASAWAY

John C. Kornitzer                       Kent W. Gasaway, CFA
President                               Sr. Vice President
Kornitzer Capital Management            Kornitzer Capital Management




/S/ THOMAS W. LAMING                    /S/ ROBERT MALE

Thomas W. Laming                        Robert Male, CFA
Sr. Vice President                      Sr. Vice President
Kornitzer Capital Management            Kornitzer Capital Management

[GRAPHIC OMITTED]

                                                   INVESTMENT RESULTS -- TOTAL RETURN

                             INCEPTION       ONE YEAR        THREE YEARS     FIVE YEARS          SINCE     LIFE OF FUND
AFBA 5STAR FUND                DATE       ENDED 3/31/03    ENDED 3/31/03   ENDED 3/31/03     INCEPTION*    CUMULATIVE*
-----------------------------------------------------------------------------------------------------------------------
BALANCED
     Class I                    6/3/97       (16.71%)          (4.00%)         (0.59%)           2.15%        13.23%
     Class A                   9/24/01       (20.96%)             N/A             N/A           (3.07%)       (4.62%)
     Class B                   9/24/01       (21.35%)             N/A             N/A           (3.30%)       (4.96%)
     Class C                   9/24/01       (18.34%)             N/A             N/A           (0.59%)       (0.89%)
LARGE CAP
     Class I                    6/3/97       (31.23%)        (14.24%)         (4.43%)           (0.93%)       (5.28%)
     Class A                   9/24/01       (35.18%)             N/A             N/A          (13.70%)      (20.04%)
     Class B                   9/24/01       (35.17%)             N/A             N/A          (13.66%)      (19.98%)
     Class C                   9/24/01       (32.55%)             N/A             N/A          (11.09%)      (16.33%)
HIGH YIELD
     Class I                    6/3/97         4.11%            7.17%           3.28%            4.40%        28.52%
     Class A                   9/24/01         0.21%              N/A             N/A            3.26%         4.99%
     Class B                   9/24/01        (0.79%)             N/A             N/A            3.03%         4.63%
     Class C                   9/24/01         2.13%              N/A             N/A            4.90%         7.54%
USA GLOBAL
     Class I                    6/3/97       (32.96%)         (16.21%)         (2.17%)           0.09%         0.50%
     Class A                   9/24/01       (36.12%)             N/A             N/A          (12.83%)      (18.82%)
     Class B                   9/24/01       (36.81%)             N/A             N/A          (12.75%)      (18.69%)
     Class C                   9/24/01       (34.33%)             N/A             N/A          (10.21%)      (15.09%)
SCIENCE & TECHNOLOGY
     Class I                  10/12/01       (40.60%)             N/A             N/A          (23.41%)      (32.40%)
     Class A                  10/12/01       (43.98%)             N/A             N/A          (26.45%)      (36.31%)
     Class B                  10/12/01       (43.93%)             N/A             N/A          (26.31%)      (36.13%)
     Class C                  10/12/01       (41.72%)             N/A             N/A          (24.62%)      (33.97%)
SMALL CAP
     Class I                  10/15/01       (34.31%)             N/A             N/A          (12.05%)      (17.10%)
     Class A                  10/15/01       (38.05%)             N/A             N/A          (15.60%)      (21.94%)
     Class B                  10/15/01       (38.04%)             N/A             N/A          (15.48%)      (21.77%)
     Class C                  10/15/01       (35.60%)             N/A             N/A          (13.52%)      (19.12%)
MID CAP
     Class I                    5/1/02            N/A             N/A             N/A          (22.30%)      (22.30%)
     Class A                    5/1/02            N/A             N/A             N/A          (26.76%)      (26.76%)
     Class B                    5/1/02            N/A             N/A             N/A          (26.75%)      (26.75%)
     Class C                    5/1/02            N/A             N/A             N/A          (23.87%)      (23.87%)

* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT
ANNUALIZED.

Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost. Performance reflects fee waivers in effect. In the absence of fee waivers performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum deferred sales charge (in the case of Class B and C), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Class A are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Mid Cap Fund - 5.50%; AFBA 5Star High Yield Fund - 3.75%. The maximum contingent deferred sales charge for Class B Shares are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Mid Cap Fund
- 4.75%; AFBA 5Star High Yield Fund - 4.00%. The maximum contingent deferred sales charge for Class C of all the Funds is 1.00%.

[GRAPHIC OMITTED]
PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)


AFBA 5STAR BALANCED FUND -- CLASS A, B, C VERSUS
LIPPER BALANCED FUND INDEX AND S&P INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                      9/24/01*   3/31/02   9/30/02   3/31/03
                                      -------    -------   ------- ---------
AFBA 5Star Balanced  Fund -- Class A  $ 9,450    $11,396    $8,910    $9,517
AFBA 5Star Balanced  Fund -- Class B   10,000     11,543     8,927     9,504
AFBA 5Star Balanced  Fund -- Class C   10,000     11,918     9,224     9,911
Lipper Balanced Fund Index             10,000     10,197     8,582     8,885
S&P 500 Index                          10,000     10,203     7,312     7,678

*INCEPTION


AFBA 5STAR LARGE CAP FUND -- CLASS A, B, C
VERSUS S&P 500 INDEX

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                        9/24/01*  3/31/02    9/30/02    3/31/03
                                        -------   -------    -------    -------
AFBA 5Star Large Cap Fund -- Class A    $ 9,450   $11,658     $7,601      7,996
AFBA 5Star Large Cap Fund -- Class B     10,000    11,804      7,638      8,002
AFBA 5Star Large Cap Fund -- Class C     10,000    12,179      7,607      8,367
S&P 500 Index                            10,000    10,203      7,312      7,678

*INCEPTION


AFBA 5STAR HIGH YIELD FUND -- CLASS A, B, C
VERSUS LIPPER HIGH YIELD FUND INDEX AND
MERRILL LYNCH HIGH YIELD CASH ONLY BOND
INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                        9/24/01*   3/31/02    9/30/02    3/31/03
                                        -------    -------    -------    -------
AFBA 5Star High Yield Fund -- Class A   $ 9,625    $10,072     $9,686    $10,466
AFBA 5Star High Yield Fund -- Class B    10,000     10,030      9,718     10,463
AFBA 5Star High Yield Fund -- Class C    10,000     10,330      9,903     10,754
Lipper High Yield Fund Index             10,000      9,823      8,997     10,136
Merrill Lynch High Yield Cash
     Only Bond Index                     10,000     10,754      9,776     11,148

*INCEPTION


AFBA 5STAR USA GLOBAL FUND -- CLASS A, B, C
VERSUS S&P 500 INDEX



[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                        9/24/01*   3/31/02    9/30/02    3/31/03
                                        -------    -------    -------    -------
AFBA 5Star USA Global Fund -- Class A   $ 9,450    $12,139     $7,802     $8,118
AFBA 5Star USA Global Fund -- Class B    10,000     12,325      7,836      8,131
AFBA 5Star USA Global Fund -- Class C    10,000     12,691      8,111      8,491
S&P 500 Index                            10,000     10,203      7,312      7,678

*INCEPTION

AFBA 5STAR SCIENCE & TECHNOLOGY FUND -- CLASS A, B, C VERSUS
LIPPER SCIENCE & TECHNOLOGY FUND INDEX S&P 500 INDEX

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                        10/12/01*    3/31/02  9/30/02   3/31/03
                                        ---------    -------  -------   -------
AFBA 5Star Science &
    Technology Fund -- Class A           $ 9,450     $10,745   $5,462    $6,369
AFBA 5Star Science &
    Technology Fund -- Class B            10,000      10,855    5,467     6,387
AFBA 5Star Science &
    Technology Fund -- Class C            10,000      11,230    5,683     6,603
Lipper Science & Technology
    Fund Index                            10,000      10,429    5,677     6,565
S&P 500 Index                             10,000      10,577    7,580     7,959

*INCEPTION


AFBA 5STAR SMALL CAP FUND -- CLASS A, B, C VERSUS
LIPPER SMALL CAP FUND INDEX AND S&P 500 INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                       10/15/01*  3/31/02   9/30/02    3/31/03
                                       ---------  -------   -------    -------
AFBA 5Star Small Cap Fund -- Class A    $ 9,450   $11,907    $8,816     $7,806
AFBA 5Star Small Cap Fund -- Class B     10,000    12,085     8,029      7,823
AFBA 5Star Small Cap Fund -- Class C     10,000    12,460     8,346      8,088
Lipper Small Cap Fund Index              10,000    11,328     8,358      8,460
S&P 500 Index                            10,000    10,593     7,591      7,972

*INCEPTION


AFBA 5STAR MID CAP FUND -- CLASS A, B, C VERSUS
LIPPER MID CAP FUND INDEX AND S&P 500 INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                         5/1/02*    9/30/02     3/31/03
                                         -------    -------     -------
AFBA 5Star Mid Cap Fund -- Class A      $ 9,450      $7,021      $7,324
AFBA 5Star Mid Cap Fund -- Class B       10,000       7,058       7,324
AFBA 5Star Mid Cap Fund -- Class C       10,000       7,336       7,613
Lipper Mid Cap Fund Index                10,000       7,392       7,620
S&P 500 Index                            10,000       7,629       8,011

*INCEPTION

[GRAPHIC OMITTED]
PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

[GRAPHIC OMITTED]

AFBA 5STAR BALANCED FUND -- CLASS I SHARES VERSUS
LIPPER BALANCED FUND INDEX AND S&P 500 INDEX

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                      6/3/97*   3/31/98    3/31/99    3/31/00    3/31/01    3/31/02    3/31/03
                                      -------   -------    -------    -------    -------    -------    -------
AFBA 5Star Balanced Fund -- Class I   $10,000    $11,676    $10,913    $12,811    $12,685   $13,609    $11,335
Lipper Balanced Fund Index             10,000     12,051     13,059     14,424     13,627    13,964     12,168
S&P 500 Index                          10,000     13,162     15,595     18,395     14,412    14,448     10,873

*INCEPTION


AFBA 5STAR LARGE CAP FUND -- CLASS I SHARES
VERSUS S&P 500 INDEX

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                         6/3/97*   3/31/98    3/31/99    3/31/00    3/31/01    3/31/02    3/31/03
                                         -------   -------    -------    -------    -------    -------    -------
AFBA 5Star Large Cap Fund -- Class I     $10,000    $11,892    $11,723   $15,031    $13,533    $13,787    $ 9,481
S&P 500 Index                             10,000     13,162     15,595    18,395     14,412     14,448     10,873

*INCEPTION


AFBA 5STAR HIGH YIELD FUND -- CLASS I SHARES
VERSUS LIPPER HIGH YIELD FUND INDEX AND MERRILL LYNCH HIGH
YIELD CASH ONLY BOND INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                                 6/3/97*   3/31/98    3/31/99    3/31/00     3/31/01    3/31/02    3/31/03
                                                 -------   -------    -------    -------     -------    -------    -------
AFBA 5Star High Yield Fund -- Class I            $10,000   $10,948    $10,023    $10,452     $11,862    $12,357    $12,865
Lipper High Yield Fund Index                      10,000    11,361     11,221     11,221      10,639     10,223     10,549
Merrill Lynch High Yield Cash Only Bond Index     10,000    11,123     11,340     11,189      11,646     11,865     12,300

*INCEPTION


AFBA 5STAR USA GLOBAL FUND -- CLASS I SHARES
VERSUS S&P 500 INDEX

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                        6/3/97*   3/31/98   3/31/99   3/31/00   3/31/01   3/31/02   3/31/03
                                        -------   -------   -------   -------   -------   -------   -------
AFBA 5Star USA Global Fund -- Class I   $10,000   $11,227   $11,168   $17,100   $13,793   $15,006   $10,060
S&P 500 Index                            10,000    13,162    15,595    18,395    14,412    14,448    10,873

*INCEPTION

[GRAPHIC OMITTED]


AFBA 5STAR SCIENCE & TECHNOLOGY FUND -- CLASS I SHARES VERSUS
LIPPER SCIENCE & TECHNOLOGY FUND INDEX AND S&P 500 INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                                 10/12/01*  3/31/02   3/31/03
                                                 ---------  -------   -------
AFBA 5Star Science & Technology Fund -- Class I   $10,000   $11,380    $6,760
Lipper Science & Technology Fund Index             10,000    10,429     6,565
S&P 500 Index                                      10,000    10,577     7,959

*INCEPTION


AFBA 5STAR SMALL CAP FUND -- CLASS I SHARES VERSUS
LIPPER SMALL CAP FUND INDEX AND S&P 500 INDEX


[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

                                           10/15/01*    3/31/02     3/31/03
                                           ---------    -------     -------
AFBA 5Star Small Cap Fund -- Class I        $10,000     $12,620      $8,290
Lipper Small Cap Fund Index                  10,000      11,328       8,460
S&P 500 Index                                10,000      10,593       7,972

*INCEPTION


[GRAPHIC OMITTED]
AFBA 5STAR MID CAP FUND -- CLASS I SHARES VERSUS
LIPPER MID CAP FUND INDEX AND S&P 500 INDEX

                                                     5/1/02*    3/31/03
                                                    --------    -------
AFBA 5Star Mid Cap Fund -- Class I                  $10,000      $7,770
Lipper Mid Cap Fund Index                            10,000       7,620
S&P 500 Index                                        10,000       8,011

*INCEPTION

[GRAPHIC OMITTED]
AFBA 5 STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 49.77%
CHEMICALS -- 0.24%
    2,000       E.I. Dupont De Nemours and Co...........................................................   $     77,720
-----------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 3.83%
   40,000       ElkCorp.................................................................................        760,000
    9,000       Ethan Allen Interiors, Inc..............................................................        264,870
   19,700       ServiceMaster (The) Co..................................................................        197,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,221,870
CONSUMER STAPLES -- 1.97%
    6,000       ConAgra Foods, Inc......................................................................        120,480
   10,000       H.J. Heinz Co...........................................................................        292,000
   15,000       McDonald's Corp.........................................................................        216,900
      178       Philip Services Corp.*..................................................................              0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                629,380
EDUCATION -- 4.76%
   17,400       DeVry, Inc.*............................................................................        324,858
    9,300       ITT Educational Services, Inc. .........................................................        260,400
   17,000       Strayer Education, Inc. ................................................................        933,300
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,518,558
ENERGY -- 7.24%
    2,000       Amerada Hess Corp.......................................................................         88,520
   15,000       BP PLC (a)..............................................................................        578,850
    2,820       Callon Petroleum Co.*...................................................................         12,013
   10,000       ChevronTexaco Corp......................................................................        646,500
    1,565       Eagle GeoPhysical, Inc.* (d)............................................................              0
   10,000       Exxon Mobil Corp........................................................................        349,500
    3,500       Kerr-McGee Corp.........................................................................        142,135
   20,000       Marathon Oil Corp.......................................................................        479,400
    2,000       Tesoro Petroleum Corp.*.................................................................         14,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,311,718
ENTERTAINMENT -- 4.23%
   32,900       Ameristar Casinos, Inc.*................................................................        352,688
   50,000       Argosy Gaming Co.*......................................................................        999,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,351,688
FINANCIAL -- 11.59%
    5,000       Allstate (The) Corp.....................................................................        165,850
   10,500       American Express Co.....................................................................        348,915

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (continued)
FINANCIAL -- (continued)
    5,000       Amvescap PLC (a)........................................................................   $     45,700
   15,000       Bank of America Corp....................................................................      1,002,600
   10,500       Janus Capital Group, Inc................................................................        119,595
   16,500       J.P. Morgan Chase & Co..................................................................        391,215
    3,000       KeyCorp.................................................................................         67,680
    1,300       Lincoln National Corp...................................................................         36,400
   12,000       Morgan Stanley .........................................................................        460,200
   12,700       Northern Trust Corp.....................................................................        386,715
   10,000       PNC Financial Services Group............................................................        423,800
    1,000       Union Planters Corp.....................................................................         26,290
   10,500       U.S. Bancorp............................................................................        199,290
    1,000       Wilmington Trust Corp...................................................................         27,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,702,050
HEALTH CARE -- 10.19%
   10,000       Abbott Laboratories.....................................................................        376,100
   25,000       Bristol-Myers Squibb Co.................................................................        528,250
   40,000       First Horizon Pharmaceutical Corp.*.....................................................        101,200
    5,000       Galen Holdings PLC (a)..................................................................        129,150
   10,000       Johnson & Johnson.......................................................................        578,700
   17,000       Merck & Co., Inc........................................................................        931,260
   13,000       Schering-Plough Corp....................................................................        231,790
   10,000       Wyeth...................................................................................        378,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,254,650
TECHNOLOGY -- 4.57%
   12,000       Intel Corp..............................................................................        195,360
   24,000       Microsoft Corp. ........................................................................        581,040
   15,000       Nokia Oyj. Corp. (a)....................................................................        210,150
    1,000       Northrop Grumman Corp...................................................................         85,800
    6,000       Pitney Bowes, Inc.......................................................................        191,520
    8,000       SunGard Data Systems, Inc.*.............................................................        170,400
    2,090       Wiltel Communications, Inc.*............................................................         26,334
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,460,604
TRANSPORTATION & SERVICES -- 1.15%
   25,500       Southwest Airlines Co...................................................................        366,180
-----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................     15,894,418
-----------------------------------------------------------------------------------------------------------------------
(COST $19,253,124)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5 STAR
BALANCED FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES OR
FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 2.14%
    5,000       Fleetwood Capital Trust, 6.00%, 2/15/28.................................................   $     61,250
   30,600       ICO, Inc.,1.6875%, 12/31/49.............................................................        245,106
   12,500       TXI Capital Trust, Inc., 5.50%, 6/2/28  ................................................        378,125
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................        684,481
-----------------------------------------------------------------------------------------------------------------------
(COST $899,874)

WARRANTS -- 0.07%
    5,391       Komag, Inc..............................................................................         11,537
      384       Stage Stores, Inc. Series A.............................................................          3,917
      808       Stage Stores, Inc. Series B*............................................................          6,391
-----------------------------------------------------------------------------------------------------------------------

TOTAL WARRANTS  ........................................................................................         21,845
-----------------------------------------------------------------------------------------------------------------------
(COST $74,344)

CORPORATE BONDS -- 26.99%
$ 500,000       Aaipharma, Inc., 11.00% due 4/1/10 .....................................................        512,500
  225,000       Applied Extrusion Technology, 10.75% due 7/1/11.........................................        155,250
  300,000       Argosy Gaming Co., 10.75% due 6/1/09 (b) ...............................................        327,000
   50,000       Boyd Gaming Corp., 9.25% due 8/1/09 (b) ................................................         55,000
  235,000       Callon Petroleum Co., 10.125% due 7/31/04 (d)...........................................        233,825
  380,000       Callon Petroleum Co., 10.25% due 9/15/04................................................        362,900
  355,000       Charter Communications Holdings, 11.125% due 1/15/11....................................        159,750
  300,000       Cummins, Inc., 6.75% due 2/15/27........................................................        293,625
  200,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................              0
   35,000       Elizabeth Arden, Inc., Series B, 10.375% due 5/15/07....................................         35,175
   10,000       Elizabeth Arden, Inc., Series D, 10.375% due 5/15/07....................................          9,750
   90,000       Elizabeth Arden, Inc., 11.75% due 2/1/11 ...............................................         97,200
   50,000       Ford Motor Credit, Co., 7.375% due 10/28/09.............................................         47,344
  155,000       Frontier Oil Corp., 11.75% due 11/15/09.................................................        171,275
  135,000       HMH Properties, Inc., 8.45% due 12/1/08.................................................        130,950
  375,000       Host Marriott LP, 9.25% due 10/1/07.....................................................        375,000
  100,000       Ingles Markets, Inc., 8.875% due 12/1/11 ...............................................         96,500
  200,000       Isle of Capri Casinos, 8.75% due 4/15/09................................................        207,000
   25,000       John Q. Hammons Hotels, 8.875% due 5/15/12..............................................         24,500
   25,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (c) (d)..................................          2,500
   41,072       Komag, Inc., 12.00% due 12/31/07 (d) (e)................................................         29,058
  200,000       Luigino's, Inc., 10.00% due 2/1/06......................................................        205,000
   75,000       Mail-Well I Corp., 9.625% due 3/15/12 ..................................................         73,312
   35,000       Mandalay Resort Group, 10.25% due 8/1/07................................................         38,019
  215,000       Mandalay Resort Group, 7.625% due 7/15/13...............................................        209,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- (continued)
$ 200,000       MGM Mirage, Inc., 8.375% due 2/1/11.....................................................   $    215,000
   60,000       MGM Grand, Inc., 9.75% due 6/1/07.......................................................         66,300
  185,000       Nash Finch Co., 8.50% due 5/1/08........................................................        150,775
   25,000       Nuevo Energy Co., 9.50% due 6/1/08......................................................         25,875
  100,000       Park Place Entertainment, 8.125% due 5/15/11............................................        103,750
  350,000       Park Place Entertainment, 8.875% due 9/15/08............................................        372,750
  500,000       Penn National Gaming, Inc, 8.875% due 3/15/10...........................................        512,500
      659       Philip Services, 6.00% due 4/15/10 (e)..................................................              0
  145,000       Pilgrim's Pride Corp., 9.625% due 9/15/11...............................................        141,375
  150,000       RFS Partnership LP, 9.75% due 3/1/02....................................................        151,500
  470,000       Rogers Communications,  8.875% due 7/15/07..............................................        481,750
   50,000       Rogers Communications,  9.125% due 1/15/06..............................................         51,063
  150,000       Royal Caribbean Cruises, 7.50% due 10/15/27.............................................        115,875
   75,000       Senior Housing Trust, 8.625% due 1/15/12................................................         77,625
   25,000       Stewart Enterprises, 6.40% due 5/1/03...................................................         25,094
   50,000       Swift Energy Co., 9.375% due 5/1/12.....................................................         51,125
1,000,000       Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................        860,000
  540,000       United Refining Co., 10.75% due 6/15/07.................................................        445,500
  214,000       Wal-Mart Stores, 8.75% due 12/29/06.....................................................        215,421
   75,000       WCI Communities, Inc., 10.625% due 2/15/11..............................................         76,875
  200,000       Williams Communications Group, Inc., 10.875% due 10/1/09 (c)............................              0
  750,000       Wiser Oil Co., 9.50% due 5/15/07........................................................        626,250
-----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................      8,618,461
-----------------------------------------------------------------------------------------------------------------------
(COST $8,536,683)

CONVERTIBLE CORPORATE BONDS -- 9.77%
  300,000       Adaptec, Inc., 4.75% due 2/1/04.........................................................        300,750
  150,000       Axcan Pharma, Inc., 4.25% due 4/15/08 (b)...............................................        159,563
1,000,000       Barnes & Noble, Inc., 5.25% due 3/15/09.................................................        986,250
  361,000       Conexant Sysems, 4.00% due 2/1/07.......................................................        218,405
1,000,000       Hilton Hotels, 5.00% due 5/15/06........................................................        963,750
  305,000       Intevac, Inc., 6.50% due 3/1/09.........................................................        249,337
  200,000       Ivax Corp., 5.50% due 5/15/07...........................................................        191,500
   50,000       Lomak Petroleum, 6.00% due 2/1/07.......................................................         45,875
    5,000       Moran Energy, Inc., 8.75% due 1/15/08...................................................          4,544
   21,178       Philip Services Corp., 0.00% due 4/15/20 (f)............................................              2
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................      3,119,976
-----------------------------------------------------------------------------------------------------------------------
(COST $3,146,352)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5 STAR
BALANCED FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------


MONEY MARKET FUND -- 7.54%
2,409,235       PNC Bank Money Market...................................................................   $  2,409,235
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................      2,409,235
-----------------------------------------------------------------------------------------------------------------------
(COST $2,409,235)

TOTAL INVESTMENTS -- 96.28%..............................................................................    30,748,416
(COST $34,319,612)

Other assets in excess of liabilities -- 3.72%...........................................................     1,188,999
                                                                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................................................................  $ 31,937,415
                                                                                                           ============

(A)  AMERICAN DEPOSITORY RECEIPT.
(B)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.  THESE SECURITIES MAY BE RESOLD IN
        TRANSACTIONS EXEMPT FROM REGISTRATION, ONLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C)  SECURITY IN DEFAULT.
(D)  SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(E)  PAYMENT-IN-KIND SECURITY.
(F)  STEP-UP BOND.

*  NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.25%
CONSUMER CYCLICAL -- 13.91%
    29,200      Barnes & Noble, Inc.* ..................................................................   $    554,508
    21,700      Carnival Corp...........................................................................        523,187
     9,100      Ethan Allen Interiors, Inc..............................................................        267,813
    13,000      Marriott International, Inc. -- Class A..................................................       413,530
    35,900      ServiceMaster (The) Co..................................................................        359,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,118,038
CONSUMER STAPLES -- 8.15%
    11,800      H.J. Heinz Co. .........................................................................        344,560
    21,600      McDonald's Corp.........................................................................        312,336
    10,400      PepsiCo, Inc............................................................................        416,000
     5,700      Walgreen Co.............................................................................        168,036
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,240,932
FINANCIAL -- 17.67%
    21,400      American Express Co.....................................................................        711,122
    26,400      Concord EFS, Inc.*......................................................................        248,160
     9,300      Morgan Stanley .........................................................................        356,655
    12,600      Northern Trust Corp.....................................................................        383,670
    10,000      PNC Financial Services Group ...........................................................        423,800
    20,400      Wilmington Trust Corp...................................................................        567,120
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,690,527
HEALTH CARE -- 14.57%
    13,600      Abbott Laboratories.....................................................................        511,496
     9,700      Johnson & Johnson.......................................................................        561,339
    13,500      Merck & Co., Inc........................................................................        739,530
    22,800      Schering-Plough Corp....................................................................        406,524
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,218,889
TECHNOLOGY -- 32.57%
    30,700      Altera Corp.*...........................................................................        415,678
    14,300      Analog Devices, Inc.*...................................................................        393,250
    29,000      Applied Materials, Inc.*................................................................        364,820
    44,100      Atmel Corp.*............................................................................         70,560
    43,000      CIENA Corp.*............................................................................        187,910
    26,400      Cisco Systems, Inc.*....................................................................        342,672
    19,100      Diebold, Inc............................................................................        648,254
    10,500      Intel Corp..............................................................................        170,940
    22,200      Microsoft Corp. ........................................................................        537,462
    34,100      Nokia Oyj Corp. (a).....................................................................        477,741
    36,600      Scientific-Atlanta, Inc.................................................................        502,884

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
LARGE CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (continued)
TECHNOLOGY -- (continued)
    29,100      SunGard Data Systems, Inc.*.............................................................   $    619,830
     5,000      Texas Instruments, Inc..................................................................         81,850
    48,600      Wind River Systems, Inc.*...............................................................        144,828
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              4,958,679
TRANSPORTATION & SERVICES -- 9.38%
    15,100      FedEx Corp. ............................................................................        831,557
    41,550      Southwest Airlines Co. .................................................................        596,658
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,428,215

TOTAL COMMON STOCKS.....................................................................................     14,655,280
-----------------------------------------------------------------------------------------------------------------------
(COST $19,753,655)

MONEY MARKET FUND -- 3.49%
   531,331      PNC Bank Money Market ..................................................................        531,331
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................        531,331
-----------------------------------------------------------------------------------------------------------------------
(COST $531,331)

TOTAL INVESTMENTS -- 99.74%..............................................................................    15,186,611
(COST $20,284,986)

Other assets in excess of liabilities -- 0.26%...........................................................        38,738
                                                                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................................................................  $ 15,225,349
                                                                                                           ============

*   NON-INCOME PRODUCING SECURITY.
(A) AMERICAN DEPOSITORY RECEIPT.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES OR
FACE AMOUNT      COMPANY                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 7.13%
ENERGY -- 3.44%
    4,150       Ameren Corp.............................................................................   $    162,057
    1,800       Callon Petroleum Co.....................................................................          7,668
    3,100       ChevronTexaco Corp......................................................................        200,415
    4,500       Empire District Electric Co.............................................................         79,200
    7,150       Great Plains Energy Inc.................................................................        170,671
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                620,011
FINANCIAL -- 1.84%
    3,300       FleetBoston Financial Corp..............................................................         78,804
    3,700       JP Morgan Chase & Co....................................................................         87,727
    9,650       W.P. Stewart & Co. Ltd..................................................................        164,340
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                330,871
HEALTH CARE -- 1.38%
    7,200       Bristol-Myers Squibb Co.................................................................        152,136
    5,375       Schering-Plough Corp....................................................................         95,836
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                247,972
TECHNOLOGY -- 0.47%
    2,400       Verizon Communications, Inc.............................................................         84,840
-----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................      1,283,694
-----------------------------------------------------------------------------------------------------------------------
(COST $1,302,002)

CONVERTIBLE PREFERRED STOCKS -- 4.30%
      500       Adelphia Communications Corp.,13.00%, 7/15/09 (b).......................................            375
    8,500       Carriage Services Capital, 7.00%, 6/1/29................................................        257,125
    4,500       Cummins Capital Trust, 7.00%, 6/15/31 (a)...............................................        196,875
    1,370       Eagle GeoPhysical, Inc.* (c)............................................................              0
    6,000       Fleetwood Capital Trust, 6.00%, 2/15/28.................................................         73,500
   10,000       ICO Inc., 1.6878%, 12/31/49.............................................................         80,100
    5,500       TXI Capital Trust, Inc., 5.50%, 6/2/28..................................................        166,375
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................        774,350
-----------------------------------------------------------------------------------------------------------------------
(COST $1,001,791)

CORPORATE BONDS -- 46.33%
$ 200,000       Aaipharma, Inc., 11.00% due 4/1/10......................................................        205,000
  150,000       Allied Waste North America 9.25% due 9/1/12 (a).........................................        160,312
  220,000       Ameristar Casino's Inc.  10.75% due 2/15/09.............................................        239,800
  150,000       Applied Extrusion Technology, 10.75% due 7/1/11 ........................................        103,500
  100,000       Argosy Gaming Co., 10.75% due 6/1/09 ...................................................        109,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
HIGH YIELD FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (continued)
$ 175,000       Bausch & Lomb, Inc., 7.125% due 8/1/28..................................................   $    159,780
   75,000       Bio-Rad Laboratories, Inc., 11.625% due 2/15/07.........................................         82,875
   50,000       Boyd Gaming Corp., 9.25% due 8/1/09 ....................................................         55,000
  150,000       Callon Petroleum Co., 10.125% due 7/31/04 (c) ..........................................        149,250
   65,000       Callon Petroleum Co., 10.25% due 9/15/04................................................         62,075
  275,000       Central Garden & Pet Co., 9.125% due 2/1/13 (a).........................................        288,750
  105,000       Charter Communications Holdings, 8.625% due 4/1/09......................................         49,087
  100,000       Charter Communications Holdings, 11.125% due 1/15/11 ...................................         45,000
  200,000       Conexant Systems, Inc., 4.00% due 2/1/07................................................        121,000
  150,000       Cummins Engine, 6.75% due 2/15/27.......................................................        146,813
  175,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c).....................................              0
   40,000       Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07.....................................         40,200
   50,000       Elizabeth Arden, Inc. Series B, 11.75% due 2/1/11.......................................         54,000
  200,000       Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07.....................................        195,000
   50,000       Exide Corp., 10.00% due 4/15/05 (b).....................................................          1,500
  270,000       Ford Motor Co., 7.45% due 7/16/31.......................................................        207,161
   50,000       Ford Motor Credit Co., 7.375% due 10/28/09..............................................         47,344
  240,000       Frontier Oil Corp., 11.75% due 11/15/09.................................................        265,200
  300,000       General Motors Acceptance Corp., 8.00% due 11/1/31......................................        292,903
   65,000       HMH Properties, Inc., 8.45% due 12/1/08.................................................         63,050
  125,000       Host Marriott LP, 9.25% due 10/1/07.....................................................        125,000
  100,000       Ingles Markets, Inc., 8.875% due 12/1/11................................................         96,500
  250,000       Isle of Capri Casinos, 8.75% due 4/15/09................................................        258,750
   50,000       John Q. Hamons Hotels,  8.875% due 5/15/12..............................................         49,000
   90,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b) (c)...................................          9,000
    9,936       Komag Inc., 12.00% due 12/31/07 (c) (d).................................................          7,030
  160,000       Luigino's, Inc., 10.00% due 2/1/06......................................................        164,000
  250,000       Mail-Well I Corp., 9.625% due 3/15/12...................................................        244,375
  175,000       Mandalay Resort Group, 7.625% due 7/15/13...............................................        170,625
   50,000       Mandalay Resort Group, 10.25% due 8/1/07................................................         54,313
  100,000       Meritage Corp., 9.75% due 6/1/11 .......................................................        106,000
  100,000       Meritage Corp., 9.75% due 6/1/11 (a)....................................................        106,000
  100,000       MGM Mirage Inc., 8.375% due 2/1/11......................................................        107,500
   50,000       MGM Grand Inc., 9.75% due 6/1/07........................................................         55,250
  150,000       Motorola, Inc., 7.625%, 11/15/10........................................................        162,000
  110,000       Motorola, Inc., 8.00%, 11/1/11..........................................................        121,000
  180,000       Nash Finch Co., 8.50% due 5/1/08........................................................        146,700
   50,000       Nuevo Energy Co., 9.50% due 6/1/08......................................................         51,750
  100,000       Park Place Entertainment, 8.125% due 5/15/11 ...........................................        103,750
   75,000       Park Place Entertainment, 8.875% due 9/15/08............................................         79,875
  200,000       Penn National Gaming, Inc., 8.875% due 3/15/10..........................................        205,000
      702       Philip Services, 6.00% due 4/15/10 (d)..................................................              0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (continued)
$ 350,000       Phillips Van-Heusen, 7.75% due 11/15/23.................................................   $    304,063
  275,000       Pilgrims Pride Corp., 9.625% due 9/15/11................................................        268,125
  250,000       Premcor Refining Group, 9.25% due 2/1/10 (a)............................................        267,500
   50,000       Premcor Refining Group, 9.50% due 2/1/13 (a)............................................         54,000
   50,000       Pulte Homes, Inc., 8.125% due 3/1/11....................................................         57,529
  100,000       Purina Mills, Inc., 9.00% due 3/15/10 (b)...............................................              0
  100,000       RFS Partnership LP, 9.75% due 3/1/12....................................................        101,000
  125,000       Rogers Communications, Inc., 8.875% due 7/15/07.........................................        128,125
   50,000       Rogers Communications, Inc., 9.125% due 1/15/06.........................................         51,062
  215,000       Royal Caribbean Cruises, 7.50% due 10/15/27.............................................        166,088
   50,000       Senior Housing Trust, 8.625% due 1/15//12...............................................         51,750
   19,000       Servicemaster Co., 7.10% due 3/1/18.....................................................         19,993
  100,000       Stewart Enterprises,  6.40% due 5/1/03..................................................        100,375
  100,000       Stewart Enterprises, 10.75% due 7/1/08 .................................................        110,125
   50,000       Swift Energy Co., 9.375% due 5/1/12.....................................................         51,125
  350,000       Tesoro Petroleum Corp., 9.625% due 4/01/12..............................................        301,000
  225,000       United Refining Co., 10.75% due 6/15/07.................................................        185,625
  275,000       WCI Communities, Inc., 10.625% due 2/15/11..............................................        281,875
   50,000       Williams Communication Group, Inc., 11.70% due 8/1/08 (b)...............................              0
  100,000       Williams Communication Group, Inc., 11.875% due 8/1/10 (b)..............................              0
  175,000       Wiser Oil Co., 9.50% due 5/15/07........................................................        146,125
  120,000       Zale Corp., 8.50% due 10/1/07...........................................................        125,550
-----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................      8,338,053
-----------------------------------------------------------------------------------------------------------------------
(COST $8,401,375)

CONVERTIBLE CORPORATE BONDS -- 20.17%
   55,000       Adaptec, Inc., 3.00% due 3/5/07 (a).....................................................         47,712
  150,000       Adaptec, Inc., 4.75% due 2/1/04.........................................................        150,375
  200,000       Analog Devices, Inc., 4.75% due 10/1/05.................................................        203,000
  100,000       Analog Devices, Inc., 4.75% due 10/1/05 (a).............................................        101,500
  200,000       Axcan Pharmacueticals, Inc., 4.25% due 4/15/08 (a)......................................        212,750
  345,000       Barnes & Noble, 5.25% due 3/15/09.......................................................        340,256
  265,000       Best Buy, 2.25% due 1/15/22.............................................................        239,825
  270,000       Bisys Group, 4.00% due 3/15/06..........................................................        262,913
  492,000       Exide Corp., 2.90% due 12/15/05 (a) (b).................................................          2,765
  200,000       Human Genome Sciences, 3.75% due 3/15/07................................................        151,750
  183,000       Intevac, Inc., 6.50% due 3/1/09.........................................................        149,602
  300,000       IVAX Corp., 5.50%, due 5/15/07..........................................................        287,250
  225,000       Lam Research, 4.00%, due 6/01/06........................................................        204,469
   50,000       Lomak Petroleum, Inc., 6.00% due 2/1/07.................................................         45,875


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
HIGH YIELD FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

FACE AMOUNT
OR SHARES       COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- (continued)
$ 200,000       Medicis Pharmaceutical, 2.50% due 6/4/32 (a)............................................   $    240,500
   97,000       Moran Energy, Inc., 8.75% due 1/15/08...................................................         88,149
  322,000       NCO Group, Inc., 4.75% due 4/15/06......................................................        280,542
  132,000       OHM Corp., 8.00% due 10/1/06 (b)........................................................            673
  150,000       Performance Foods, 5.50% due 10/16/08...................................................        178,125
   22,589       Philip Services, 0.00% due 4/15/20 (e)..................................................              2
  250,000       School Speciality Inc., 6.00% due 8/1/08................................................        236,563
  250,000       Wind River Systems, Inc., 3.75% due 12/15/06 (a)........................................        204,687
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................      3,629,283
-----------------------------------------------------------------------------------------------------------------------
(COST $3,756,001)

MONEY MARKET FUND -20.10%
 3,618,015      PNC Bank Money Market...................................................................      3,618,015
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................      3,618,015
-----------------------------------------------------------------------------------------------------------------------
(COST $3,618,015)

TOTAL INVESTMENTS -- 98.03%..............................................................................    17,643,395
(COST $18,079,184)

Other assets in excess of liabilities -- 1.97%...........................................................       354,929
                                                                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................................................................  $ 17,998,324
                                                                                                           ============

(A)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.  THESE SECURITIES MAY BE RESOLD
       IN TRANSACTIONS EXEMPT FROM REGISTRATION, ONLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B)  SECURITY IN DEFAULT.
(C)  SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(D)  PAYMENT-IN-KIND SECURITY.
(E)  STEP-UP BOND.
*    NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.77%
BASIC MATERIALS -- 8.72%
    18,400      Applera Corp.- Applied Biosystems Group.................................................   $    291,272
    30,700      Sigma-Aldrich Corp......................................................................      1,365,843
    39,000      Waters Corp.*...........................................................................        825,240
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,482,355
CAPITAL GOODS -- 3.07%
    24,500      Teleflex, Inc...........................................................................        874,650
-----------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 4.73%
     7,600      Johnson Controls, Inc...................................................................        550,544
    22,500      Lear Corp.*.............................................................................        795,375
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,345,919
CONSUMER STAPLES -- 17.50%
     2,500      Colgate-Palmolive Co....................................................................        136,100
    15,100      Kimberly-Clark Corp.....................................................................        686,446
    35,300      Sara Lee Corp...........................................................................        660,110
    19,800      The Coca-Cola Co........................................................................        801,504
    21,100      The Gillette Co.........................................................................        652,834
    55,100      McDonald's Corp.........................................................................        796,746
    22,100      Wrigley, (Wm.) Jr. Co...................................................................      1,248,650
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              4,982,390
FINANCIAL -- 8.06%
    41,800      AFLAC, Inc..............................................................................      1,339,690
    19,300      American International Group, Inc.......................................................        954,385
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,294,075
HEALTH CARE -- 22.15%
    35,000      Bristol-Myers Squibb Co.................................................................        739,550
    20,800      Johnson & Johnson.......................................................................      1,203,696
    31,100      Pfizer, Inc.............................................................................        969,076
    76,300      Quintiles Transnational Corp.*..........................................................        927,808
    49,900      Schering-Plough Corp....................................................................        889,717
    23,300      Wyeth...................................................................................        881,206
    14,290      Zimmer Holdings, Inc.*..................................................................        694,923
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              6,305,976
TECHNOLOGY -- 35.55%
    88,800      Adaptec, Inc.*..........................................................................        535,464
    59,400      Agilent Technologies, Inc.*.............................................................        781,110
    23,500      Analog Devices, Inc.*...................................................................        646,250
    66,430      Applied Materials, Inc.*................................................................        835,689

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
USA GLOBAL FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (continued)
TECHNOLOGY -- (continued)
    57,900      Cadence Design Systems, Inc.*...........................................................   $    579,000
    50,300      Cisco Systems, Inc.*....................................................................        652,894
    75,200      Citrix Systems, Inc.*...................................................................        989,632
    42,400      Intel Corp..............................................................................        690,272
    21,716      Maxim Integrated Products, Inc. ........................................................        784,382
    34,400      Micron Technology, Inc..................................................................        280,016
    39,000      Microsoft Corp.  .......................................................................        944,190
    45,853      MKS Instruments, Inc.*..................................................................        573,163
    60,400      Motorola, Inc...........................................................................        498,904
    13,100      National Instruments Corp.*.............................................................        462,037
    50,900      National Semiconductor Corp.*...........................................................        867,336
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             10,120,339

TOTAL COMMON STOCKS.....................................................................................     28,405,704
-----------------------------------------------------------------------------------------------------------------------
(COST  $40,575,695)

MONEY MARKET FUND --  0.30%
   85,593       PNC Bank Money Market...................................................................         85,593
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................         85,593
-----------------------------------------------------------------------------------------------------------------------
(COST  $85,593)

TOTAL INVESTMENTS  -- 100.07 %...........................................................................    28,491,297
(COST $40,661,288)

Liabilities in excess of other assets -- (0.07%).........................................................       (20,140)
                                                                                                           ------------
TOTAL NET ASSETS  -- 100.00%.............................................................................  $ 28,471,157
                                                                                                           ============

*  NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.41%
BASIC MATERIALS -- 3.57%
     2,000      Applera Corp. - Applied Biosystems Group................................................   $     31,660
     2,700      Waters Corp.*...........................................................................         57,132
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 88,792
HEALTH CARE -- 14.35%
     2,700      Bristol-Myers Squibb Co.................................................................         57,051
     5,200      Human Genome Sciences, Inc.*............................................................         44,460
     1,300      Merck & Co., Inc........................................................................         71,214
     5,000      Quintiles Transnational Corp.*..........................................................         60,800
     3,200      Schering-Plough Corp....................................................................         57,056
     1,500      Sigma-Aldrich Corp......................................................................         66,735
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                357,316
TECHNOLOGY -- 79.49%
    11,300      Adaptec, Inc.*..........................................................................         68,139
     5,800      Advent Software, Inc.*..................................................................         70,580
     1,900      Affymetrix, Inc.*.......................................................................         49,400
     4,500      Agilent Technologies, Inc.*.............................................................         59,175
     6,800      Altera Corp.*...........................................................................         92,072
     2,500      Analog Devices, Inc.*...................................................................         68,750
     1,400      Applera Corp. - Celera Genomics Group*..................................................         12,068
     6,200      Applied Materials, Inc.*................................................................         77,996
    15,100      Atmel Corp.*............................................................................         24,160
     6,900      Cadence Design Systems, Inc.*...........................................................         69,000
     8,600      CIENA Corp.*............................................................................         37,582
     6,275      Cisco Systems, Inc.*....................................................................         81,450
    12,200      Citrix Systems, Inc.*...................................................................        160,552
     1,800      Dell Computer Corp.*....................................................................         49,158
     1,800      Diebold, Inc............................................................................         61,092
     5,200      Intel Corp..............................................................................         84,656
     3,600      Jabil Circuit, Inc.*....................................................................         63,000
     3,800      Lam Research Corp.*.....................................................................         43,278
     1,000      Linear Technology Corp..................................................................         30,870
     1,100      Maxim Integrated Products, Inc..........................................................         39,732
     5,100      Micron Technology, Inc.*................................................................         41,514
     3,600      Microsoft Corp..........................................................................         87,156
     3,300      MKS Instruments, Inc.*..................................................................         41,250
     2,000      National Instruments Corp.*.............................................................         70,540
     4,800      National Semiconductor Corp.*...........................................................         81,792
     5,600      Nokia Oyj Corp. (a).....................................................................         78,456
       800      Novellus Systems, Inc.*.................................................................         21,816

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (continued)
TECHNOLOGY -- (continued)
     8,100      Plexus Corp.*...........................................................................   $     74,115
     4,600      SanDisk Corp.*..........................................................................         77,372
     6,400      Scientific-Atlanta, Inc.................................................................         87,936
     2,400      SunGard Data Systems, Inc.*.............................................................         51,120
     7,800      Wind River Systems, Inc.*...............................................................         23,244
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,979,021

TOTAL COMMON STOCKS.....................................................................................      2,425,129
-----------------------------------------------------------------------------------------------------------------------
(Cost $3,517,253)

MONEY MARKET FUND -- 1.50%
    37,227      PNC Bank Money Market...................................................................         37,227
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................         37,227
-----------------------------------------------------------------------------------------------------------------------
(COST $37,227)

TOTAL INVESTMENTS -- 98.91%..............................................................................     2,462,356
(Cost $3,554,480)

Other assets in excess of liabilities -- 1.09%...........................................................        27,166
                                                                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................................................................  $  2,489,522
                                                                                                           ============

(A) AMERICAN DEPOSITORY RECEIPT.
*   NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.67%
CONSUMER CYCLICAL -- 22.90%
     4,000      Abercrombie & Fitch Co. -- Class A*......................................................   $   120,120
     6,600      American Eagle Outfitters, Inc.*........................................................         95,825
     8,800      Borders Group, Inc.*....................................................................        129,360
     7,100      Brunswick Corp. ........................................................................        134,900
     5,750      Coachmen Industries, Inc................................................................         63,250
     2,000      Elkcorp.................................................................................         38,000
     7,200      Ethan Allen Interiors, Inc..............................................................        211,896
     5,600      FirstService Corp.*.....................................................................         62,216
     4,200      Gentex Corp.*...........................................................................        106,848
     6,300      Monaco Coach Corp.*.....................................................................         65,268
     8,100      Tweeter Home Entertainment Group, Inc.*.................................................         38,637
     6,300      Ultimate Electronics, Inc.*.............................................................         50,085
     7,500      WCI Communties, Inc.*...................................................................         78,450
     4,000      Zale Corp.*.............................................................................        130,960
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,325,815
CONSUMER STAPLES -- 2.01%
     3,800      Performance Food Group Co.*.............................................................        116,508
-----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 12.72%
     3,300      Bright Horizons Family Solutions, Inc.*.................................................         92,466
     7,600      DeVry, Inc.*............................................................................        141,892
     3,700      Education Management Corp.*.............................................................        147,149
     5,800      ITT Educational Services, Inc.*.........................................................        162,400
     3,500      Strayer Education, Inc..................................................................        192,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                736,057
ENTERTAINMENT -- 12.78%
    11,450      Ameristar Casinos, Inc.*................................................................        122,744
    10,500      Argosy Gaming Co.*......................................................................        209,790
     8,800      Isle of Capri Casinos, Inc.*............................................................        102,696
     8,200      Penn National Gaming, Inc.*.............................................................        145,550
    10,600      Royal Caribbean Cruises Ltd.............................................................        159,318
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                740,098
FINANCIAL -- 11.09%
     3,700      A.G. Edwards, Inc.......................................................................         95,830
     5,200      Boston Private Financial Holdings, Inc. ................................................         77,792


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
SMALL CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (continued)
FINANCIAL -- (continued)
     3,050      Gabelli Asset Management, Inc.*.........................................................   $     84,027
       800      Legg Mason, Inc.........................................................................         38,992
     9,500      The Phoenix Companies, Inc..............................................................         68,780
     3,600      Raymond James Financial, Inc............................................................         93,132
     4,000      W.P. Stewart & Co., Ltd.................................................................         68,120
     4,350      Waddell & Reed Financial, Inc. -- Class A................................................        76,430
     1,400      Wilmington Trust Corp...................................................................         38,920
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                642,023
HEALTH CARE -- 15.54%
     2,500      Affymetrix, Inc.*.......................................................................         65,000
     8,300      Axcan Pharma, Inc.*.....................................................................         85,988
     9,000      First Horizon Pharmaceutical Corp.*.....................................................         22,770
     7,500      Galen Holdings PLC (a)..................................................................        193,725
     3,500      Medicis Pharmaceutical Corp. - Class A*.................................................        194,565
     4,400      Mentor Corp.............................................................................         75,284
     6,450      Pharmaceutical Product Development, Inc.*...............................................        173,189
     7,300      Quintiles Transnational Corp.*..........................................................         88,768
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                899,289
HOTELS -- 2.57%
     2,100      Four Seasons Hotels, Inc. (a)...........................................................         57,057
     9,400      Orient-Express Hotel Ltd. - Class A*....................................................         91,932
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                148,989
TECHNOLOGY -- 19.06%
    16,500      Adaptec, Inc.*..........................................................................         99,495
     9,800      Advent Software, Inc*...................................................................        119,256
     3,100      Inamed Corp.*...........................................................................        110,887
    14,100      Lam Research Corp.*.....................................................................        160,585
     5,800      Micrel, Inc.*...........................................................................         53,476
    10,300      MKS Instruments, Inc.*..................................................................        128,750
     2,500      National Instruments Corp.*.............................................................         88,175
     8,350      Plexus Corp.*...........................................................................         76,403
    12,100      SanDisk Corp.*..........................................................................        203,522
    21,000      Wind River Systems, Inc.*...............................................................         62,580
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,103,129

TOTAL COMMON STOCKS.....................................................................................      5,711,908
-----------------------------------------------------------------------------------------------------------------------
(COST $7,550,426)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 3.20%
   185,311      PNC Bank Money Market...................................................................   $    185,311
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................        185,311
-----------------------------------------------------------------------------------------------------------------------
(COST $185,311)

TOTAL INVESTMENTS -- 101.87%.............................................................................     5,897,219
(COST $7,735,737)

Liabilities in excess of other assets -- (1.87)%.........................................................      (108,333)
                                                                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................................................................  $  5,788,886
                                                                                                           ============

(A)  AMERICAN DEPOSITORY RECEIPT
*    NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
AFBA 5STAR
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2003

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 90.16%
CONSUMER CYCLICAL -- 17.63%
     1,800      Abercrombie & Fitch Co. - Class A*......................................................   $     54,054
     1,100      Chico's FAS, Inc.*......................................................................         22,000
     1,400      Furniture Brands International, Inc.*...................................................         27,384
       300      Harley-Davidson, Inc....................................................................         11,913
     1,200      Talbots, Inc............................................................................         30,888
       900      Tiffany & Co............................................................................         22,500
     2,000      WCI Communities, Inc.*..................................................................         20,920
       500      Weight Watchers International, Inc.*....................................................         23,025
       500      Winnebago Industries, Inc...............................................................         13,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                226,284
EDUCATION -- 2.04
     1,400      DeVry, Inc.*............................................................................         26,138
-----------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 8.51%
       600      Harrah's Entertainment, Inc.*...........................................................         21,420
       500      International Game Technology*..........................................................         40,950
       600      MGM Mirage..............................................................................         17,550
     1,100      P & O Princess Cruises PLC (a)..........................................................         29,337
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                109,257
FINANCIAL -- 16.62%
       375      ChoicePoint, Inc.*......................................................................         12,713
     1,100      A.G. Edwards, Inc.......................................................................         28,490
     1,700      Janus Capital Group, Inc................................................................         19,363
       800      Legg Mason, Inc.........................................................................         38,992
     1,200      Mellon Financial Corp...................................................................         25,512
     1,100      Neuberger Berman, Inc...................................................................         31,053
     1,200      Principal Financial Group, Inc..........................................................         32,568
     1,400      Waddell & Reed Financial, Inc. - Class A................................................         24,598
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                213,289
HEALTH CARE -- 16.25%
     1,300      Biomet, Inc.............................................................................         39,845
     1,200      CVS Corp................................................................................         28,620
     1,700      Human Genome Sciences, Inc.*............................................................         14,535
     1,700      King Pharmaceuticals, Inc.*.............................................................         20,281
       700      Sigma-Aldrich Corp......................................................................         31,143
     1,600      Waters Corp.*...........................................................................         33,856
     1,400      Watson Pharmaceuticals, Inc.*...........................................................         40,278
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                208,558

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

SHARES          COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------


COMMON STOCKS -- (continued)
HOTELS -- 1.75%
     1,000      Fairmont Hotels & Resorts, Inc..........................................................   $     22,500
-----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 27.36%
    14,700      Atmel Corp.*............................................................................         23,520
     1,350      Bisys Group, Inc.*......................................................................         22,032
     2,700      Cadence Design Systems, Inc.*...........................................................         27,000
     4,300      Citrix Systems, Inc.*...................................................................         56,588
       900      Diebold, Inc............................................................................         30,546
       300      Electronics Arts, Inc.*.................................................................         17,592
       700      Fiserv, Inc.*...........................................................................         22,036
     1,600      Jabil Circuit, Inc.*....................................................................         28,000
       500      Linear Technology Corp..................................................................         15,435
     2,600      Micrel, Inc.*...........................................................................         23,972
     2,400      National Semiconductor Corp.* ..........................................................         40,895
     1,600      Novellus Systems, Inc.*.................................................................         43,632
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                351,248

TOTAL COMMON STOCKS.....................................................................................      1,157,274
-----------------------------------------------------------------------------------------------------------------------
(COST $1,452,996)

MONEY MARKET FUND -- 9.75%
   125,132      PNC Bank Money Market...................................................................        125,132
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................        125,132
-----------------------------------------------------------------------------------------------------------------------
(COST $125,132)

TOTAL INVESTMENTS -- 99.91%..............................................................................     1,282,406
(COST $1,578,128)

Other assets in excess of liabilities -- 0.09%...........................................................         1,173
                                                                                                           ------------
TOTAL NET ASSETS  -- 100.00%.............................................................................  $  1,283,579
                                                                                                           ============

(A)  AMERICAN DEPOSITORY RECEIPT
*    NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
STATEMENTS OF ASSETS
AND LIABILITIES


March 31, 2003

[GRAPHIC OMITTED]

                                                                BALANCED         LARGE CAP        HIGH YIELD
                                                                  FUND              FUND             FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................   $  30,748,416      $ 15,186,611     $ 17,643,395
     Receivables:
        Investment securities sold .......................       1,449,894            32,123               --
        Dividends.........................................          18,266            20,471              840
        Interest .........................................         280,232               116          251,429
        Capital shares sold ..............................             850               400          265,364
        From advisor .....................................          10,773            12,232           11,771
     Prepaid expenses and other assets....................          22,000            19,314           17,212
                                                             -------------      ------------     ------------

           Total assets...................................      32,530,431        15,271,267       18,190,011
                                                             -------------      ------------     ------------
LIABILITIES:
      Payables:
         Investment securities purchased  ................         525,083                --          137,697
         Dividend distributions ..........................             362                --           13,028
         Administrative fees  ............................          10,250            10,250           10,250
         Professional fees ...............................          35,729            18,477           12,502
         Custody fees ....................................           1,885             1,344            1,713
         Other accrued expenses...........................          19,707            15,847           16,497
                                                             -------------      ------------     ------------

            Total liabilities  ...........................         593,016            45,918          191,687
                                                             -------------      ------------     ------------
NET ASSETS ...............................................   $  31,937,415      $ 15,225,349     $ 17,998,324
                                                             =============      ============     ============

NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........   $  39,241,872      $ 21,763,277     $ 19,184,791
      Undistributed net investment income (loss) .........         (39,243)           28,918          (21,261)
      Accumulated net realized loss
           from investment transactions...................      (3,694,018)       (1,468,471)        (729,417)
      Net unrealized depreciation from
           investment transactions........................      (3,571,196)       (5,098,375)        (435,789)
                                                             -------------      ------------     ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............   $  31,937,415      $ 15,225,349     $ 17,998,324
                                                             =============      ============     ============
      Investments at cost.................................   $  34,319,612      $ 20,284,986     $ 18,079,184
                                                             =============      ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

                                                                BALANCED         LARGE CAP        HIGH YIELD
                                                                  FUND              FUND            FUND
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets                                            $  31,766,532      $ 15,059,881     $ 10,117,852
                                                             =============      ============     ============
       Shares of Capital Stock Outstanding                       3,474,224         1,683,939        1,258,701
                                                             =============      ============     ============
       Net Asset Value Per Share                             $        9.14      $       8.94     $       8.04
                                                             =============      ============     ============

CLASS A SHARES
       Net Assets                                            $      79,855      $    115,807     $  4,140,319
                                                             =============      ============     ============
       Shares of Capital Stock Outstanding                           8,584            12,992          483,120
                                                             =============      ============     ============
       Net Asset Value Per Share.                            $        9.30      $       8.91     $       8.57
                                                             =============      ============     ============

CLASS B SHARES
       Net Assets                                            $      42,329      $     22,659     $    628,808
                                                             =============      ============     ============
       Shares of Capital Stock Outstanding                           4,584             2,573           74,507
                                                             =============      ============     ============
       Net Asset Value Per Share                             $        9.23      $       8.80*    $       8.44
                                                             =============      ============     ============

CLASS C SHARES
       Net Assets                                            $      48,699      $     27,002     $  3,111,345
                                                             =============      ============     ============
       Shares of Capital Stock Outstanding                           5,275             3,065          372,976
                                                             =============      ============     ============
       Net Asset Value Per Share                             $        9.23      $       8.81     $       8.34
                                                             =============      ============     ============

* Exact net assets and shares outstanding at March 31, 2003 were $22,659.07 and 2,573.515, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


March 31, 2003

[GRAPHIC OMITTED]

                                                               USA GLOBAL         SCIENCE &
                                                                 FUND          TECHNOLOGY FUND
----------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................   $  28,491,297      $  2,462,356
     Receivables:
        Investment securities sold .......................              --            36,690
        Dividends.........................................          18,160             2,218
        Interest .........................................              15                11
        Capital shares sold ..............................             777                50
        From advisor .....................................          11,201            22,872
     Prepaid expenses and other assets....................          21,096            16,555
                                                             -------------      ------------

           Total assets...................................      28,542,546         2,540,752
                                                             -------------      ------------
LIABILITIES:
      Payables:
         Investment securities purchased  ................              --            34,355
         Capital shares redeemed .........................             433                --
         Administrative fees  ............................          10,250            10,250
         Professional fees ...............................          35,444             2,975
         Custody fees ....................................           1,371             1,310
         Other accrued expenses...........................          23,891             2,340
                                                             -------------      ------------

            Total liabilities  ...........................          71,389            51,230
                                                             -------------      ------------

NET ASSETS ...............................................   $  28,471,157      $  2,489,522
                                                             =============      ============

NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........   $  43,622,849      $  3,743,093
      Accumulated net realized loss
           from investment transactions...................      (2,981,701)         (161,447)
      Net unrealized depreciation from
           investment transactions........................     (12,169,991)       (1,092,124)
                                                             -------------      ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............   $  28,471,157      $  2,489,522
                                                             =============      ============
      Investments at cost.................................   $  40,661,288      $  3,554,480
                                                             =============      ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

                                                               USA GLOBAL         SCIENCE &
                                                                 FUND         TECHNOLOGY FUND
---------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets                                            $  28,271,326      $  2,441,440
                                                             =============      ============
       Shares of Capital Stock Outstanding                       2,963,024           360,949
                                                             =============      ============
       Net Asset Value Per Share                             $        9.54      $       6.76
                                                             =============      ============


CLASS A SHARES
       Net Assets                                            $      95,548      $     33,306
                                                             =============      ============
       Shares of Capital Stock Outstanding                          10,047             4,942
                                                             =============      ============
       Net Asset Value Per Share                             $        9.51      $       6.74
                                                             =============      ============

CLASS B SHARES
       Net Assets                                            $       9,980      $      8,110
                                                             =============      ============
       Shares of Capital Stock Outstanding                           1,062             1,217
                                                             =============      ============
       Net Asset Value Per Share                             $        9.40      $       6.67*
                                                             =============      ============

CLASS C SHARES
       Net Assets                                            $      94,303      $      6,666
                                                             =============      ============
       Shares of Capital Stock Outstanding                          10,032             1,000
                                                             =============      ============
       Net Asset Value Per Share                             $        9.40      $       6.67
                                                             =============      ============


* Exact net assets and shares outstanding at March 31, 2003 were $8,110.59 and 1,216.754, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

March 31, 2003
[GRAPHIC OMITTED]

                                                                SMALL CAP           MID CAP
                                                                   FUND               FUND
----------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................     $ 5,897,219        $  1,282,406
     Receivables:
        Dividends.........................................           1,092                 300
        Interest .........................................              49                  25
        Capital shares sold ..............................          11,350                  --
        From advisor .....................................          15,467              11,000
     Prepaid expenses and other assets....................          17,390               3,639
                                                               -----------        ------------

           Total assets...................................       5,942,567           1,297,370
                                                               -----------        ------------
LIABILITIES:
      Payables:
         Capital shares redeemed .........................         128,530                  --
         Administrative fees  ............................          10,250               9,225
         Professional fees ...............................           6,868               1,449
         Custody fees ....................................           1,403               1,130
         Other accrued expenses...........................           6,630               1,987
                                                               -----------        ------------

            Total liabilities  ...........................         153,681              13,791
                                                               -----------        ------------

NET ASSETS ...............................................     $ 5,788,886        $  1,283,579
                                                               ===========        ============

NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........     $ 7,804,977        $  1,593,303
      Accumulated net realized loss
           from investment transactions...................        (177,573)            (14,002)
      Net unrealized depreciation from
           investment transactions........................      (1,838,518)           (295,722)
                                                               -----------        ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $ 5,788,886        $  1,283,579
                                                               ===========        ============
      Investments at cost.................................     $ 7,735,737        $  1,578,128
                                                               ===========        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

                                                               SMALL CAP          MID CAP
                                                                  FUND             FUND
-------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets                                           $   3,374,537     $   1,178,002
                                                            =============     =============
       Shares of Capital Stock Outstanding                        407,242           151,673
                                                            =============     =============
       Net Asset Value Per Share                            $        8.29     $        7.77
                                                            =============     =============

CLASS A SHARES
       Net Assets                                           $   1,916,825     $      79,929
                                                            =============     =============
       Shares of Capital Stock Outstanding                        232,153            10,314
                                                            =============     =============
       Net Asset Value Per Share                            $        8.26     $        7.75
                                                            =============     =============

CLASS B SHARES
       Net Assets                                           $     175,529     $       7,692
                                                            =============     =============
       Shares of Capital Stock Outstanding                         21,481             1,000
                                                            =============     =============
       Net Asset Value Per Share                            $        8.17     $        7.69
                                                            =============     =============

CLASS C SHARES
       Net Assets                                           $     321,995     $      17,956
                                                            =============     =============
       Shares of Capital Stock Outstanding                         39,410             2,334
                                                            =============     =============
       Net Asset Value Per Share                            $        8.17     $        7.69
                                                            =============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]
STATEMENTS
OF OPERATIONS


Year Ended March 31, 2003

[GRAPHIC OMITTED]

                                                                  BALANCED             LARGE CAP            HIGH YIELD
                                                                    FUND                  FUND                FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends .................................................    $   326,400           $   208,708          $    67,980
Interest  .................................................      1,025,577                 3,073              852,351
Foreign taxes withheld ....................................         (1,740)               (1,521)                  --
                                                               -----------           -----------          -----------
                                                                 1,350,237               210,260              920,331
                                                               -----------           -----------          -----------
EXPENSES:

Advisor fees................................................       260,666               133,796               95,243
Transfer Agent fees.........................................       190,912               190,647              166,182
Administration fees.........................................       177,000               177,000              177,000
Registration fees...........................................        35,592                36,910               36,753
Audit fees..................................................        34,292                18,105               12,152
Legal fees..................................................        19,462                 9,204                6,571
Custodian fees..............................................        19,380                16,618               19,355
Printing fees...............................................        17,875                 9,276                6,051
Director fees ..............................................        17,562                 8,927                6,477
Insurance fees..............................................         5,376                 2,984                1,544
Distribution fees...........................................           468                   716               13,708
Miscellaneous fees..........................................        10,707                 3,973               12,024
                                                               -----------           -----------          -----------
    Total expenses before reimbursement and waivers.........       789,292               608,156              553,060
    Less: expense reimbursement and waivers ................      (436,925)             (426,814)            (410,773)
                                                               -----------           -----------          -----------
Net expenses ...............................................       352,367               181,342              142,287
                                                               -----------           -----------          -----------
Net investment income (loss)................................       997,870                28,918              778,044
                                                               -----------           -----------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized loss from investment transactions .............    (2,852,174)             (199,331)            (530,990)
Net unrealized appreciation (depreciation)
   on investments ..........................................    (4,480,914)           (6,665,886)             420,312
                                                               -----------           -----------          -----------
                                                                (7,333,088)           (6,865,217)            (110,678)
                                                               -----------           -----------          -----------
Net increase (decrease) in net assets
      resulting from operations ............................   $(6,335,218)          $(6,836,299)         $   667,366
                                                               ===========           ===========          ===========


                                                                USA GLOBAL          SCIENCE &          SMALL CAP          MID CAP
                                                                  FUND           TECHNOLOGY FUND         FUND              FUND*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends .................................................   $    285,412        $    12,735        $    27,646        $    5,037
Interest  .................................................          1,791                584              3,329             1,029
Foreign taxes withheld ....................................             --               (249)              (348)              (62)
                                                              ------------        -----------        -----------        ----------

                                                                   287,203             13,070             30,627             6,004
EXPENSES:                                                     ------------        -----------        -----------        ----------

Advisor fees................................................       256,771             21,671             49,878             9,253
Transfer Agent fees.........................................       219,927            147,988            158,086           134,540
Administration fees.........................................       177,000            177,000            177,000           162,250
Registration fees...........................................        32,887             27,201             28,368             2,143
Audit fees..................................................        32,930              2,870              6,478             1,282
Legal fees..................................................        19,256              1,612              4,217               882
Custodian fees..............................................        16,822             17,640             22,453            16,103
Printing fees...............................................        17,891              1,471              3,601               660
Director fees ..............................................        16,792              1,438              3,647               656
Insurance fees..............................................         5,809                395                517                37
Distribution fees...........................................         1,232                213              9,938               313
Miscellaneous fees..........................................         4,608              3,742              4,175             2,566
                                                              ------------        -----------        -----------        ----------
    Total expenses before reimbursement and waivers.........       801,925            403,241            468,358           330,685
    Less: expense reimbursement and waivers ................      (454,052)          (373,771)          (391,143)         (317,880)
                                                              ------------        -----------        -----------        ----------
Net expenses ...............................................       347,873             29,470             77,215            12,805
                                                              ------------        -----------        -----------        ----------
Net investment income (loss)................................       (60,670)           (16,400)           (46,588)           (6,801)
                                                              ------------        -----------        -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized loss from investment transactions .............    (1,183,387)          (147,710)          (177,573)          (14,002)
Net unrealized appreciation (depreciation)
   on investments ..........................................   (12,718,230)        (1,407,114)        (2,460,616)         (295,722)
                                                              ------------        -----------        -----------        ----------
                                                               (13,901,617)        (1,554,824)        (2,638,189)         (309,724)
                                                              ------------        -----------        -----------        ----------
Net increase (decrease) in net assets
      resulting from operations ............................  $(13,962,287)       $(1,571,224)       $(2,684,777)       $ (316,525)
                                                              ============        ===========        ===========        ==========

* COMMENCEMENT OF OPERATIONS WAS MAY 1, 2002

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 and 39

[GRAPHIC OMITTED]
STATEMENTS OF CHANGES
IN NET ASSETS


[GRAPHIC OMITTED]

                                                                           BALANCED FUND                   LARGE CAP FUND
                                                                   YEAR ENDED        YEAR ENDED     YEAR ENDED         YEAR ENDED
                                                                 MARCH 31, 2003    MARCH 31, 2002 MARCH 31, 2003     MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................    $   997,870       $ 1,124,338     $    28,918       $   (45,168)
     Net realized loss from investment transactions ..........     (2,852,174)         (502,333)       (199,331)       (1,082,636)
     Net unrealized appreciation (depreciation) on investments     (4,480,914)        1,923,999      (6,665,886)        1,516,825
                                                                  ---------------------------------------------------------------
         Net increase (decrease) in net assets
             resulting from operations .......................     (6,335,218)        2,546,004      (6,836,299)          389,021

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................     (1,039,185)       (1,153,497)             --                --
     Net realized gain from investment transactions ..........             --                --              --                --
     Return of capital .......................................             --                --              --                --
                                                                  ---------------------------------------------------------------
         Total distributions to shareholders .................     (1,039,185)       (1,153,497)             --                --

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................      1,321,950           935,821         942,574         1,820,500
     Reinvested distributions ................................      1,037,818         1,152,232              --                --
     Shares repurchased ......................................       (943,586)         (537,939)       (633,797)         (756,099)
                                                                  ---------------------------------------------------------------
         Net increase from capital share transactions ........      1,416,182         1,550,114         308,777         1,064,401
                                                                  ---------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (5,958,221)        2,942,621      (6,527,522)        1,453,422

NET ASSETS:
     Beginning of year .......................................     37,895,636        34,953,015      21,752,871        20,299,449
                                                                  ---------------------------------------------------------------
     End of year .............................................    $31,937,415       $37,895,636     $15,225,349       $21,752,871
                                                                  ===============================================================
     Undistributed net investment income (loss) at end of year    $   (39,243)      $     2,072     $    28,918       $        --
                                                                  ===============================================================

*Fund share transactions:
     Shares sold .............................................        136,988            84,652          93,108           141,658
     Reinvested distributions ................................        112,132           103,473              --                --
     Shares repurchased ......................................        (99,340)          (49,800)        (63,796)          (58,754)
                                                                  ---------------------------------------------------------------
         Net increase in fund shares .........................        149,780           138,325          29,312            82,904
                                                                  ===============================================================


                                                                          HIGH YIELD FUND
                                                                     YEAR ENDED       YEAR ENDED
                                                                   MARCH 31, 2003   MARCH 31, 2002
--------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................      $   778,044      $  786,581
     Net realized loss from investment transactions ..........         (530,990)        (10,774)
     Net unrealized appreciation (depreciation) on investments          420,312        (418,871)
                                                                    ---------------------------
         Net increase (decrease) in net assets
             resulting from operations .......................          667,366         356,936

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................         (775,651)       (819,860)
     Net realized gain from investment transactions ..........               --         (20,754)
     Return of capital .......................................               --         (97,722)
                                                                    ---------------------------
         Total distributions to shareholders .................         (775,651)       (938,336)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................        8,538,057       1,216,768
     Reinvested distributions ................................          685,224         919,143
     Shares repurchased ......................................         (568,927)       (471,980)
                                                                    ---------------------------
         Net increase from capital share transactions ........        8,654,354       1,663,931
                                                                    ---------------------------
         Net increase (decrease) in net assets ...............        8,546,069       1,082,531

NET ASSETS:
     Beginning of year .......................................        9,452,255       8,369,724
                                                                    ---------------------------
     End of year .............................................      $17,998,324      $9,452,255
                                                                    ===========================
     Undistributed net investment income (loss) at end of year      $   (21,261)     $  (23,654)
                                                                    ===========================

*Fund share transactions:
     Shares sold .............................................        1,028,971         140,416
     Reinvested distributions ................................           86,774         108,914
     Shares repurchased ......................................          (70,524)        (54,844)
                                                                    ---------------------------
         Net increase in fund shares .........................        1,045,221         194,486
                                                                    ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40 and 41

[GRAPHIC OMITTED]
STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)


[GRAPHIC OMITTED]

                                                                                                           SCIENCE &
                                                                         USA GLOBAL FUND                TECHNOLOGY FUND

                                                                                                                 FOR THE PERIOD
                                                                                                                 OCTOBER 12, 2001**
                                                                    YEAR ENDED     YEAR ENDED      YEAR ENDED         THROUGH
                                                                  MARCH 31, 2003 MARCH 31, 2002  MARCH 31, 2003    MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ........................................ $    (60,670)   $  (175,660)    $   (16,400)     $   (9,234)
     Net realized loss from investment transactions. ............   (1,183,387)    (1,689,348)       (147,710)        (13,737)
     Net unrealized appreciation (depreciation) on investments ..  (12,718,230)     5,259,460      (1,407,114)        314,990
                                                                  -----------------------------------------------------------------
         Net increase (decrease) in net assets
              resulting from operations .........................  (13,962,287)     3,394,452      (1,571,224)        292,019


CAPITAL SHARE TRANSACTIONS:*
     Shares sold ................................................    1,467,687      2,300,063         450,226       3,487,235
     Shares repurchased .........................................   (1,153,926)    (1,720,005)       (122,289)        (46,445)
                                                                  -----------------------------------------------------------------
         Net increase from capital share transactions ...........      313,761        580,058         327,937       3,440,790
                                                                  -----------------------------------------------------------------
         Net increase (decrease) in net assets ..................  (13,648,526)     3,974,510      (1,243,287)      3,732,809

NET ASSETS:
     Beginning of period ........................................   42,119,683     38,145,173       3,732,809              --
                                                                  -----------------------------------------------------------------
     End of period .............................................. $ 28,471,157    $42,119,683     $ 2,489,522      $3,732,809
                                                                  =================================================================
     Undistributed net investment loss at end of period ......... $         --    $        --     $        --      $       --
                                                                  =================================================================
*Fund share transactions:
     Shares sold ................................................      130,429        169,672          57,310         332,392
     Shares repurchased .........................................     (105,891)      (125,676)        (17,233)         (4,361)
                                                                  -----------------------------------------------------------------
         Net increase in fund shares ............................       24,538         43,996          40,077         328,031
                                                                  =================================================================



                                                                            SMALL CAP FUND                 MID CAP FUND

                                                                                      FOR THE PERIOD      FOR THE PERIOD
                                                                                     OCTOBER 15, 2001**   MAY 1, 2002**
                                                                      YEAR ENDED          THROUGH             THROUGH
                                                                    MARCH 31, 2003     MARCH 31, 2002     MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss ........................................   $    (46,588)       $   (8,526)         $   (6,801)
     Net realized loss from investment transactions. ............       (177,573)               --             (14,002)
     Net unrealized appreciation (depreciation) on investments ..     (2,460,616)          622,098            (295,722)
                                                                 -----------------------------------------------------
         Net increase (decrease) in net assets
              resulting from operations .........................     (2,684,777)          613,572            (316,525)


CAPITAL SHARE TRANSACTIONS:*
     Shares sold ................................................      6,072,106         3,886,480           1,650,450
     Shares repurchased .........................................     (2,091,091)           (7,404)            (50,346)
                                                                 -----------------------------------------------------
         Net increase from capital share transactions ...........      3,981,015         3,879,076           1,600,104
                                                                 -----------------------------------------------------
         Net increase (decrease) in net assets ..................      1,296,238         4,492,648           1,283,579

NET ASSETS:
     Beginning of period ........................................      4,492,648                --                  --
                                                                 -----------------------------------------------------
     End of period ..............................................    $ 5,788,886        $4,492,648          $1,283,579
                                                                 =====================================================
     Undistributed net investment loss at end of period .........    $        --        $   (8,526)         $       --
                                                                 =====================================================
*Fund share transactions:
     Shares sold ................................................        580,100           356,819             171,422
     Shares repurchased .........................................       (235,987)             (646)             (6,101)
                                                                 -----------------------------------------------------
         Net increase in fund shares ............................        344,113           356,173             165,321
                                                                 =====================================================

** COMMENCEMENT OF OPERATIONS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42 and 43

[GRAPHIC OMITTED]
NOTES TO FINANCIAL
STATEMENTS

[GRAPHIC OMITTED]

1. ORGANIZATION
AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund (formerly known as AFBA 5Star Equity Fund), AFBA 5Star High Yield Fund, AFBA 5Star USA Global Fund, AFBA 5Star Small Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Mid Cap Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers four classes of shares: Class A, Class B, Class C and Class I. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION -- Equity securities owned by a Fund are valued using the closing price or the last sale price on that Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by the Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, securities are valued at their fair value as determined in good faith by the Company's pricing committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES -- It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

C. OPTIONS -- In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of March 31, 2003.

D. EXPENSES -- The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

[GRAPHIC OMITTED]

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS -- Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Effective October 1, 2002, dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Prior to that, net investment income, if any, was declared and paid quarterly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each series. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

3.  CAPITAL SHARE TRANSACTIONS
The Balanced, Large Cap, High Yield, Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.

Transactions in the capital shares of the Fund were as follows:

                                              BALANCED FUND
                           -----------------------------------------------------
                                MARCH 31, 2003               MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               71,195    $   694,740         79,410    $   881,748
Shares reinvested          111,897      1,035,618        103,425      1,151,678
Shares redeemed            (46,567)      (442,953)       (49,698)      (536,814)
                           -------    -----------        -------    -----------
Net increase               136,525    $ 1,287,405        133,137    $ 1,496,612
                           =======    ===========        =======    ===========

CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               57,780    $   552,797          3,158    $    34,073
Shares reinvested              156          1,459             26            292
Shares redeemed            (52,434)      (497,570)          (102)        (1,125)
                           -------    -----------        -------    -----------
Net increase                 5,502    $    56,686          3,082    $    33,240
                           =======    ===========        =======    ===========

CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                3,840    $    34,928          1,042    $    10,000
Shares reinvested               29            276             11            131
Shares redeemed               (338)        (3,054)            --             --
                           -------    -----------        -------    -----------
Net increase                 3,531    $    32,150          1,053    $    10,131
                           =======    ===========        =======    ===========

                                       BALANCED FUND (CONTINUED)
                           -----------------------------------------------------
                               MARCH 31, 2003               MARCH 31, 2002
CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                4,173    $    39,485          1,042    $    10,000
Shares reinvested               50            465             11            131
Shares redeemed                 (1)            (9)            --             --
                           -------    -----------        -------    -----------
Net increase                 4,222    $    39,941          1,053    $    10,131
                           =======    ===========        =======    ===========

                                             LARGE CAP FUND
                           -----------------------------------------------------
                               MARCH 31, 2003               MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               78,490    $   793,303        133,022    $ 1,716,529
Shares redeemed            (59,698)      (594,210)       (58,228)      (749,329)
                           -------    -----------        -------    -----------
Net increase                18,792    $   199,093         74,794    $   967,200
                           =======    ===========        =======    ===========

CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               11,670    $   113,568          5,716    $    70,971
Shares redeemed             (4,098)       (39,587)          (296)        (3,745)
                           -------    -----------        -------    -----------
Net increase                 7,572    $    73,981          5,420    $    67,226
                           =======    ===========        =======    ===========

CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                  833    $    10,000          1,970    $    23,000
Shares redeemed                 --             --           (230)        (3,025)
                           -------    -----------        -------    -----------
Net increase                   833    $    10,000          1,740    $    19,975
                           =======    ===========        =======    ===========

CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                2,115    $    25,703            950    $    10,000
                           -------    -----------        -------    -----------
Net increase                 2,115    $    25,703            950    $    10,000
                           =======    ===========        =======    ===========

                                            HIGH YIELD FUND
                           -----------------------------------------------------
                               MARCH 31, 2003               MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              104,783    $   842,094        123,860    $ 1,073,791
Shares reinvested           78,149        613,379        108,625        916,657
Shares redeemed            (51,991)      (414,640)       (54,323)      (467,459)
                           -------    -----------        -------    -----------
Net increase               130,941    $ 1,040,833        178,162    $ 1,522,989
                           =======    ===========        =======    ===========

CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              471,769    $ 3,965,977         13,055    $   112,977
Shares reinvested            4,258         35,931            165          1,428
Shares redeemed             (5,605)       (47,047)          (521)        (4,521)
                           -------    -----------        -------    -----------
Net increase               470,422    $ 3,954,861         12,699    $   109,884
                           =======    ===========        =======    ===========

[GRAPHIC OMITTED]
NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

[GRAPHIC OMITTED]

                                       HIGH YIELD FUND (CONTINUED)
                           -----------------------------------------------------
                               MARCH 31, 2003                 MARCH 31, 2002
CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               73,303    $   611,771          2,331    $    20,000
Shares reinvested              958          7,888             64            545
Shares redeemed             (2,149)       (17,961)            --             --
                           -------    -----------        -------    -----------
Net increase                72,112    $   601,698          2,395    $    20,545
                           =======    ===========        =======    ===========

CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              379,116    $ 3,118,215          1,170    $    10,000
Shares reinvested            3,409         28,026             60            513
Shares redeemed            (10,779)       (89,279)            --             --
                           -------    -----------        -------    -----------
Net increase               371,746    $ 3,056,962          1,230    $    10,513
                           =======    ===========        =======    ===========

                                              USA GLOBAL FUND
                           -----------------------------------------------------
                               MARCH 31, 2003                MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              114,280    $ 1,271,143        155,950    $ 2,118,983
Shares redeemed            (97,382)    (1,055,006)      (125,455)    (1,716,954)
                           -------    -----------        -------    -----------
Net increase                16,898    $   216,137         30,495    $   402,029
                           =======    ===========        =======    ===========

CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                6,923    $    75,652         11,815    $   159,780
Shares redeemed             (8,470)       (98,536)          (221)        (3,051)
                           -------    -----------        -------    -----------
Net increase(decrease)      (1,547)   $   (22,884)        11,594    $   156,729
                           =======    ===========        =======    ===========

CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                  159    $     2,080            903    $    10,000
                           -------    -----------        -------    -----------
Net increase                   159    $     2,080            903    $    10,000
                           =======    ===========        =======    ===========

CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                9,067    $   118,812          1,004    $    11,300
Shares redeemed                (39)          (384)            --             --
                           -------    -----------        -------    -----------
Net increase                 9,028    $   118,428          1,004    $    11,300
                           =======    ===========        =======    ===========

                                   SCIENCE & TECHNOLOGY FUND
                           -----------------------------------------------------
                               MARCH 31, 2003               MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               54,190    $   427,466        328,126    $ 3,442,738
Shares redeemed            (17,233)      (122,289)        (4,134)       (44,060)
                           -------    -----------        -------    -----------
Net increase                36,957    $   305,177        323,992    $ 3,398,678
                           =======    ===========        =======    ===========

                                   SCIENCE & TECHNOLOGY FUND (CONTINUED)
                           -----------------------------------------------------
                               MARCH 31, 2003               MARCH 31, 2002
CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                2,903    $    21,260          2,266    $    24,497
Shares redeemed                 --             --           (227)        (2,385)
                           -------    -----------        -------    -----------
Net increase                 2,903    $    21,260          2,039    $    22,112
                           =======    ===========        =======    ===========

CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                  217    $     1,500          1,000    $    10,000
                           -------    -----------        -------    -----------
Net increase                   217    $     1,500          1,000    $    10,000
                           =======    ===========        =======    ===========

CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued                   --    $        --          1,000    $    10,000
                           -------    -----------        -------    -----------
Net increase                    --    $        --          1,000    $    10,000
                           =======    ===========        =======    ===========

                                          SMALL CAP FUND
                           -----------------------------------------------------
                               MARCH 31, 2003              MARCH 31, 2002
CLASS I:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              124,318    $ 1,262,642        320,621    $ 3,445,047
Shares redeemed            (37,696)      (353,822)            (1)           (10)
                           -------    -----------        -------    -----------
Net increase                86,622    $   908,820        320,620    $ 3,445,037
                           =======    ===========        =======    ===========

CLASS A:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued              397,472    $ 4,176,416         19,519    $   237,837
Shares redeemed           (184,605)    (1,623,008)          (233)        (2,394)
                           -------    -----------        -------    -----------
Net increase               212,867    $ 2,553,408         19,286    $   235,443
                           =======    ===========        =======    ===========

CLASS B:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               18,463    $   210,110          4,044    $    47,706
Shares redeemed               (614)        (4,904)          (412)        (5,000)
                           -------    -----------        -------    -----------
Net increase                17,849    $   205,206          3,632    $    42,706
                           =======    ===========        =======    ===========

CLASS C:                    SHARES       AMOUNT          SHARES        AMOUNT
                           -----------------------------------------------------
Shares issued               39,847    $   422,938         12,635    $   155,890
Shares redeemed            (13,072)      (109,357)            --             --
                           -------    -----------        -------    -----------
Net increase                26,775    $   313,581         12,635    $   155,890
                           =======    ===========        =======    ===========

                                              MID CAP FUND
                               --------------------------------------------
                                             MARCH 31, 2003
CLASS I:                         SHARES                            AMOUNT
                               --------------------------------------------
Shares issued                   157,748                         $ 1,533,602
Shares redeemed                  (6,075)                            (50,136)
                                -------                         -----------
Net increase                    151,673                         $ 1,483,466
                                =======                         ===========

[GRAPHIC OMITTED]

                                        -------------------------
                                              MARCH 31, 2003
CLASS A:                                  SHARES       AMOUNT
                                        -------------------------
Shares issued                             10,340    $    86,610
Shares redeemed                              (26)          (210)
                                         -------    -----------
Net increase                              10,314    $    86,400
                                         =======    ===========

CLASS B:                                  SHARES       AMOUNT
                                        -------------------------
Shares issued                              1,000    $    10,000
Shares redeemed                               --             --
                                         -------    -----------
Net increase                               1,000    $    10,000
                                         =======    ===========

CLASS C:                                  SHARES       AMOUNT
                                        -------------------------
Shares issued                              2,334    $    20,238
Shares redeemed                               --             --
                                         -------    -----------
Net increase                               2,334    $    20,238
                                         =======    ===========

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of each Fund. AFBA employs at its own expense Kornitzer Capital Management ("KCM") to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the period ended March 31, 2003, KCM received $107,525, $55,191, $39,288, $105,918, $8,939, $20,575 and
$3,817 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively. AFBA will waive all or a portion of its fees in order to maintain expense limitations. The table below indicates the amount of advisory fees waived for the period ended March 31, 2003:

     Balanced Fund                    $   260,666
     Large Cap Fund                       133,796
     High Yield Fund                       95,243
     USA Global Fund                      256,771
     Science & Technology Fund             21,671
     Small Cap Fund                        49,878
     Mid Cap Fund                           9,253

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fees waived for the period ended March 31, 2003:

     Balanced Fund                    $    54,000
     Large Cap Fund                        54,000
     High Yield Fund                       54,000
     USA Global Fund                       54,000
     Science & Technology Fund             75,525
     Small Cap Fund                        75,525
     Mid Cap Fund                         115,888

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the period ended March 31, 2003:

     Balanced Fund                    $   109,294
     Large Cap Fund                       108,717
     High Yield Fund                      107,426
     USA Global Fund                      107,944
     Science & Technology Fund            142,320
     Small Cap Fund                       138,255
     Mid Cap Fund                         131,360

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement. From time to time, PFPC Trust Company may waive all or a portion of its fees. The table below indicates the amount of custody fees waived for the period ended March 31, 2003:

     Science & Technology Fund        $     1,875
     Small Cap Fund                         1,875
     Mid Cap Fund                           8,099

AFBA has contractually agreed to pay certain expenses of the Fund such that the total annual operating expenses of a Fund will not exceed 1.08% (excluding 12b-1 fees) of its average daily net assets. AFBA may be reimbursed by the Fund for such expenses at a later date if such reimbursement does not cause a Fund's expenses to exceed the expense limitation percentage noted above. In order to maintain this expense limitation, AFBA


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NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
has reimbursed the Balanced, Large Cap, High Yield, USAGlobal, Science & Technology, Small Cap and Mid Cap Funds for expenses in the amount of $12,965, $130,301, $154,104, $35,337, $132,380, $125,610 and $53,280, respectively.

5. INVESTMENT TRANSACTIONS
Investment   transactions  for  the  period  ended  March  31,  2003  (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

BALANCED FUND
   Purchases                          $10,282,428
   Proceeds from sales                 12,365,523

LARGE CAP FUND
   Purchases                          $ 2,201,617
   Proceeds from sales                  2,370,104

HIGH YIELD FUND
   Purchases                          $ 7,934,483
   Proceeds from sales                  3,625,874


USA GLOBAL FUND
   Purchases                          $ 3,577,443
   Proceeds from sales                  3,826,079

SCIENCE & TECHNOLOGY FUND
   Purchases                          $ 1,161,775
   Proceeds from sales                    500,102

SMALL CAP FUND
   Purchases                          $ 5,986,696
   Proceeds from sales                  1,507,341

MID CAP FUND
   Purchases                          $ 1,596,139
   Proceeds from sales                    129,141

6.  FEDERAL INCOME TAX INFORMATION
No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the year ended March 31, 2003 were characterized as follows for tax purposes:

                                                   ORDINARY
               FUND                                 INCOME
               --------------------------------------------
               Balanced                         $ 1,039,185
               High Yield                           775,651

The tax character of net assets at March 31, 2003 were as follows:

                                            UNDISTRIBUTED
                                                 ORDINARY
                   UNREALIZED     UNREALIZED       INCOME
FUND             APPRECIATION   DEPRECIATION       (LOSS)
----------------------------------------------------------
Balanced         $  2,069,315  $ (5,649,367)   $  (39,243)
Large Cap             933,499    (6,034,356)       28,918
High Yield            593,309    (1,029,098)      (21,261)
USA Global          1,938,846   (14,108,837)           --
Science &
  Technology           51,921    (1,146,319)           --
Small Cap             237,222    (2,124,018)           --
Mid Cap                52,583      (348,305)           --

                  ACCUMULATED        PAID-IN
FUND             CAPITAL LOSS        CAPITAL   NET ASSETS
---------------------------------------------------------
Balanced         $(3,685,162)  $  39,241,872 $ 31,937,415
Large Cap         (1,465,989)     21,763,277   15,225,349
High Yield          (729,417)     19,184,791   17,998,324
USA Global        (2,981,701)     43,622,849   28,471,157
Science &
  Technology        (159,174)      3,743,093    2,489,522
Small Cap           (129,295)      7,804,977    5,788,886
Mid Cap              (14,002)      1,593,303    1,283,579


48
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--------------------------------------------------------------------------------
The cumulative timing differences primarily consist of Post - October Losses.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2003 the following Funds elected to defer capital losses as follows:



FUND                              CAPITAL  LOSS  DEFERRED
---------------------------------------------------------

Balanced                                     $  2,618,013
Large Cap                                          48,211
High Yield                                        265,473
USAGlobal                                           6,420
Science & Technology                               22,871
Small Cap                                          90,008

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2003 as follows:


                        BALANCED      LARGE CAP   HIGH YIELD     USA GLOBAL
DATE OF EXPIRATION          FUND           FUND         FUND           FUND
---------------------------------------------------------------------------
2009                  $   65,097     $       --     $ 15,233     $       --
2010                      23,003        304,057           --        664,107
2011                     979,049      1,113,721      448,711      2,311,174
                      ----------     ----------     --------     ----------
Total                 $1,067,149     $1,417,778     $463,944     $2,975,281
                      ==========     ==========     ========     ==========

                       SCIENCE &
                      TECHNOLOGY      SMALL CAP      MID CAP
DATE OF EXPIRATION          FUND           FUND         FUND
---------------------------------------------------------------------------
2011                  $  136,303     $   39,287     $ 14,002
----                  ----------     ----------     --------
Total                 $  136,303     $   39,287     $ 14,002
                      ==========     ==========     ========


For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the period ended March 31, 2003, the Fund recorded the following permanent reclassifications, with offsetting adjustments made to paid-in-capital. Results of operation and net assets were not affected by these reclassifications.


UNDISTRIBUTED NET
FUND                                 INVESTMENT INCOME (LOSS)
------------------------------------------------------------

USA Global                                   $        60,670
Science & Technology                                  16,400
Small Cap                                             46,588
Mid Cap                                                6,801

At March 31, 2003, the cost of securities for Federal income tax purposes were as follows:


FUND                                              TAX COST
------------------------------------------------------------

Balanced                                     $    34,328,468
Large Cap                                         20,287,468
High Yield                                        18,079,184
USA Global                                        40,661,288
Science & Technology                               3,556,753
Small Cap                                          7,784,015
Mid Cap                                            1,578,128


The Funds paid no long-term capital gain distribution in the taxable year ended March 31, 2003.


                                                                              49
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NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

7. CONCENTRATION OF OWNERSHIP
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At March 31, 2003, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                  % OF
                               NUMBER OF      OUTSTANDING
SHARE CLASS                   SHAREHOLDERS      SHARES
---------------------------------------------------------

Balanced Fund Class I               1             94
Balanced Fund Class B               4             93
Balanced Fund Class C               2             42
Large Cap Fund Class I              1             77
Large Cap Fund Class B              3             100
Large Cap Fund Class C              2             100
High Yield Fund Class I             1             85
High Yield Fund Class A             1             49
High Yield Fund Class C             1             27
USA Global Fund Class I             1             85
USA Global Fund Class B             1             85
USA Global Fund Class C             1             52
Science & Technology Fund Class I   1             89
Science & Technology Fund Class A   1             20
Science & Technology Fund Class B   1             82
Science & Technology Fund Class C   1             100
Small Cap Fund Class I              1             82
Small Cap Fund Class A              1             29
Small Cap Fund Class B              1             23
Mid Cap Fund Class I                1             81
Mid Cap Fund Class B                1             100
Mid Cap Fund Class C                2             73


50
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                                                                              51

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FINANCIAL HIGHLIGHTS
BALANCED FUND


[GRAPHIC OMITTED]

                                                                                     CLASS I                             CLASS A
-----------------------------------------------------------------------------------------------------------------------------------

CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                                                             YEAR ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                               YEARS ENDED MARCH 31,               MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                               2003       2002       2001      2000+      1999+

NET ASSET VALUE, BEGINNING OF PERIOD ..................     $ 11.34     $10.91    $ 11.49     $10.22     $11.39            $ 11.45
                                                            -------     ------    -------     ------     ------            -------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..........................        0.29       0.35       0.34       0.41       0.42               0.25
       Net gain (loss) on securities (both realized and
       unrealized) ....................................       (2.18)      0.43      (0.45)      1.32      (1.17)             (2.14)
                                                            -------     ------    -------     ------     ------            -------

    Total from investment operations ..................       (1.89)      0.78      (0.11)      1.73      (0.75)             (1.89)
                                                            -------     ------    -------     ------     ------            -------

    LESS DISTRIBUTIONS:
       Dividends from net investment income ...........       (0.31)     (0.35)     (0.35)     (0.43)     (0.40)             (0.26)
       Distributions from capital gains ...............          --         --      (0.12)     (0.03)     (0.02)                --
                                                            -------     ------    -------     ------     ------            -------

    Total distributions ...............................       (0.31)     (0.35)     (0.47)     (0.46)     (0.42)             (0.26)
                                                            -------     ------    -------     ------     ------            -------

Net asset value, end of period ........................     $  9.14     $11.34    $ 10.91     $11.49     $10.22            $  9.30
                                                            =======     ======    =======     ======     ======            =======

Total return*  ........................................     (16.71%)     7.28%     (0.98%)    17.39%     (6.53%)           (16.49%)
                                                            =======     ======    =======     ======     ======            =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...............     $    32     $   38    $    35     $    8     $    5            $  0.08
Ratio of expenses to average net assets** .............       1.08%      1.08%      1.06%      1.08%      1.08%              1.33%
Ratio of net investment income to
    average net assets**  .............................       3.06%      3.06%      4.05%      4.01%      4.76%              2.88%
Ratio of expenses to average net assets before
    contractual expense reimbursement
    and waivers** .....................................       2.42%      1.74%      1.10%      1.19%      1.33%              2.72%
Ratio of net investment income to average
    net assets before contractual expense
    reimbursement and waivers**  ......................       1.72%      2.40%      4.01%      3.90%      4.51%              1.49%
Portfolio turnover rate ...............................         33%        17%        28%        44%        53%                33%


                                                            CLASS A (continued)              CLASS B
-----------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  PERIOD*** ENDED       YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                             MARCH 31, 2002   MARCH 31, 2003    MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD ..................               $ 9.60          $ 11.41            $ 9.60
                                                                      ------          -------            ------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..........................                 0.13             0.18              0.13
       Net gain (loss) on securities (both realized and
       unrealized) ....................................                 1.85            (2.18)             1.81
                                                                      ------          -------            ------

    Total from investment operations ..................                 1.98            (2.00)             1.94
                                                                      ------          -------            ------

    LESS DISTRIBUTIONS:
       Dividends from net investment income ...........                (0.13)           (0.18)            (0.13)
       Distributions from capital gains ...............                   --               --                --
                                                                      ------          -------            ------

    Total distributions ...............................                (0.13)           (0.18)            (0.13)
                                                                      ------          -------            ------

Net asset value, end of period ........................               $11.45          $  9.23            $11.41
                                                                      ======          =======            ======

Total return*  ........................................               20.60%          (17.51%)           20.17%
                                                                      ======          =======            ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...............               $ 0.04          $  0.04            $ 0.01
Ratio of expenses to average net assets** .............                1.33%            2.08%             2.08%
Ratio of net investment income to
    average net assets**  .............................                2.88%            2.28%             2.19%
Ratio of expenses to average net assets before
    contractual expense reimbursement
    and waivers** .....................................                1.87%            3.49%             3.17%
Ratio of net investment income to average
    net assets before contractual expense
    reimbursement and waivers**  ......................                2.34%            0.87%             1.10%
Portfolio turnover rate ...............................                  17%              33%               17%




                                                                      CLASS C
--------------------------------------------------------------------------------------------
                                                                                     FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    YEAR ENDED    PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                          MARCH 31, 2003     MARCH 31, 2002
--------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD ..................           $ 11.41             $ 9.60
                                                                  -------             ------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..........................              0.18               0.13
       Net gain (loss) on securities (both realized and
       unrealized) ....................................             (2.18)              1.81
                                                                  -------             ------

    Total from investment operations ..................             (2.00)              1.94
                                                                  -------             ------

    LESS DISTRIBUTIONS:
       Dividends from net investment income ...........             (0.18)             (0.13)
       Distributions from capital gains ...............                --                 --
                                                                  -------             ------

    Total distributions ...............................             (0.18)             (0.13)
                                                                  -------             ------

Net asset value, end of period ........................           $  9.23             $11.41
                                                                  =======             ======

Total return*  ........................................           (17.53%)            20.17%
                                                                  =======             ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...............           $  0.05            $  0.01
Ratio of expenses to average net assets** .............             2.08%              2.08%
Ratio of net investment income to
    average net assets**  .............................             2.22%              2.19%
Ratio of expenses to average net assets before
    contractual expense reimbursement
    and waivers** .....................................             3.47%              3.17%
Ratio of net investment income to average
    net assets before contractual expense
    reimbursement and waivers**  ......................             0.83%              1.10%
Portfolio turnover rate ...............................               33%                17%

+  PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31, 2000 WERE AUDITED
   BY OTHER INDEPENDENT ACCOUNTANTS.
*  TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52 and 53

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
LARGE CAP FUND

[GRAPHIC OMITTED]

                                                                                 CLASS I                             CLASS A
---------------------------------------------------------------------------------------------------------------------------------

CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                                                          YEAR ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                         YEARS ENDED MARCH 31,                  MARCH 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
                                                            2003       2002        2001     2000+      1999+

NET ASSET VALUE, BEGINNING OF PERIOD .................  $  13.00    $ 12.76    $  14.76  $  11.54    $ 11.77           $  12.99
                                                        --------    -------    --------  --------    -------           --------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss). .................      0.02      (0.03)       0.03      0.02       0.05                 --
       Net gain (loss) on securities (both realized
          and unrealized). ...........................     (4.08)      0.27       (1.43)     3.23      (0.22)             (4.08)
                                                        --------    -------    --------  --------    -------           --------

    Total from investment operations. ................     (4.06)      0.24       (1.40)     3.25      (0.17)             (4.08)
                                                        --------    -------    --------  --------    -------           --------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. .........        --         --       (0.02)    (0.03)     (0.06)                --
       Distributions from capital gains ..............        --         --       (0.31)       --         --                 --
       Return of capital .............................        --         --       (0.27)       --         --                 --
                                                        --------    -------    --------  --------    -------           --------

    Total distributions. .............................        --         --       (0.60)    (0.03)     (0.06)                --
                                                        --------    -------    --------  --------    -------           --------

Net asset value, end of period. ......................  $   8.94    $ 13.00    $  12.76    $14.76    $ 11.54           $   8.91
                                                        ========    =======    ========    ======    =======           ========

Total return*. .......................................   (31.23%)     1.88%      (9.97%)    28.22%    (1.43%)           (31.41%)
                                                        ========    =======    ========    ======    =======           ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). .............  $     15    $    22    $     20    $   13    $     7           $   0.12
Ratio of expenses to average net assets** ............     1.08%      1.08%       1.06%     1.08%      1.08%              1.33%
Ratio of net investment income (loss)
    to average net assets** ..........................     0.18%     (0.21%)      0.14%     0.15%      0.61%             (0.05%)
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers**. ...     3.63%      2.25%       1.09%     1.13%      1.23%              3.93%
Ratio of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers**. .....................    (2.37%)    (1.38%)      0.11%     0.10%      0.46%             (2.65%)
Portfolio turnover rate ..............................       13%        11%         29%       31%        64%                13%



                                                               CLASS A                  CLASS B
-------------------------------------------------------------------------------------------------------------
                                                                  FOR THE                           FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               PERIOD*** ENDED       YEAR ENDED  PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                          MARCH 31, 2002   MARCH 31, 2003   MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD .................            $ 10.53         $  12.93          $ 10.53
                                                                  -------         --------          -------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss). .................              (0.02)           (0.08)           (0.06)
       Net gain (loss) on securities (both realized
          and unrealized). ...........................               2.48            (4.05)            2.46
                                                                  -------         --------          -------

    Total from investment operations. ................               2.46            (4.13)            2.40
                                                                  -------         --------          -------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. .........                 --               --               --
       Distributions from capital gains ..............                 --               --               --
       Return of capital .............................                 --               --               --
                                                                  -------         --------          -------

    Total distributions. .............................                 --               --               --
                                                                  -------         --------          -------

Net asset value, end of period. ......................            $ 12.99         $   8.80          $ 12.93
                                                                  =======         ========          =======

Total return*. .......................................             23.36%          (31.94%)          22.79%
                                                                  =======         ========          =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). .............            $  0.07         $   0.02          $  0.02
Ratio of expenses to average net assets** ............              1.33%            2.08%            2.08%
Ratio of net investment income (loss)
    to average net assets** ..........................             (0.49%)          (0.82%)          (1.24%)
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers**. ...              2.97%            4.65%            3.94%
Ratio of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers**. .....................             (2.13%)          (3.39%)          (3.10%)
Portfolio turnover rate ..............................                11%              13%              11%



                                                                      CLASS C
------------------------------------------------------------------------------------------
                                                                                   FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  YEAR ENDED    PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                        MARCH 31, 2003     MARCH 31, 2002
------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD .................         $  12.93            $ 10.53
                                                               --------            -------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss). .................            (0.08)             (0.08)
       Net gain (loss) on securities (both realized
          and unrealized). ...........................            (4.04)              2.48
                                                               --------            -------

    Total from investment operations. ................            (4.12)              2.40
                                                               --------            -------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. .........               --                 --
       Distributions from capital gains ..............               --                 --
       Return of capital .............................               --                 --
                                                               --------            -------

    Total distributions. .............................               --                 --
                                                               --------            -------

Net asset value, end of period. ......................         $   8.81            $ 12.93
                                                               ========            =======

Total return*. .......................................          (31.86%)            22.79%
                                                               ========            =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). .............         $   0.03            $  0.01
Ratio of expenses to average net assets** ............            2.08%              2.08%
Ratio of net investment income (loss)
    to average net assets** ..........................           (0.83%)            (1.20%)
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers**. ...            4.66%              3.95%
Ratio of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers**. .....................           (3.41%)            (3.07%)
Portfolio turnover rate ..............................              13%                11%

+  PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31, 2000 WERE AUDITED
   BY OTHER INDEPENDENT ACCOUNTANTS.
*  TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54 and 55

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FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

[GRAPHIC OMITTED]

                                                                                            CLASS I
----------------------------------------------------------------------------------------------------------------------------

CONDENSED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT THE PERIOD                                                    YEARS ENDED MARCH 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                       2003       2002        2001     2000+      1999+
NET ASSET VALUE, BEGINNING OF PERIOD. .........................      $ 8.26     $ 8.81     $  8.72    $ 9.12    $ 10.62
                                                                     ------     ------     -------    ------    -------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..................................        0.54       0.76        0.84      0.80       0.60
       Net gain (loss) on securities (both realized
          unrealized) .........................................       (0.23)     (0.41)       0.27     (0.42)     (1.49)
                                                                     ------     ------     -------    ------    -------

    Total from investment operations ..........................        0.31       0.35        1.11      0.38      (0.89)
                                                                     ------     ------     -------    ------    -------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. ..................       (0.53)     (0.79)      (0.87)    (0.78)     (0.58)
       Distributions from capital gains .......................          --      (0.02)      (0.15)       --      (0.03)
       Return of capital. .....................................          --      (0.09)         --        --         --
                                                                     ------     ------     -------    ------    -------

    Total distributions .......................................       (0.53)     (0.90)      (1.02)    (0.78)     (0.61)
                                                                     ------     ------     -------    ------    -------

Net asset value, end of period ................................      $ 8.04     $ 8.26     $  8.81    $ 8.72    $  9.12
                                                                     ======     ======     =======    ======    =======

Total return*. ................................................       4.11%      4.18%      13.49%     4.28%     (8.45%)
                                                                     ======     ======     =======    ======    =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .......................      $   10     $    9     $     8    $    5    $     4
Ratio of expenses to average net assets** .....................       1.08%      1.08%       1.06%     1.08%      1.08%
Ratio of net investment income to average net assets** ........       6.72%      8.82%      10.55%     9.27%      7.47%
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers** .............       4.57%      3.68%       1.19%     1.26%      1.46%
Ratio of net investment income to average net assets before
  contractual expense reimbursement and waivers** .............       3.23%      6.22%      10.42%     9.09%      7.09%
Portfolio turnover rate .......................................         36%        34%         36%       34%        11%



                                                                              CLASS A                             CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           FOR THE                          FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            YEAR ENDED  PERIOD*** ENDED      YEAR ENDED  PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                  MARCH 31, 2003   MARCH 31, 2002  MARCH 31, 2003   MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD. .........................            $ 8.68           $ 8.55       $    8.54           $ 8.55
                                                                           ------           ------       ---------           ------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..................................              0.43             0.24            0.36             0.29
       Net gain (loss) on securities (both realized
          unrealized) .........................................             (0.11)            0.16           (0.11)            0.07
                                                                           ------           ------       ---------           ------

    Total from investment operations ..........................              0.32             0.40            0.25             0.36
                                                                           ------           ------       ---------           ------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. ..................             (0.43)           (0.24)          (0.35)           (0.29)
       Distributions from capital gains .......................                --            (0.01)             --            (0.01)
       Return of capital. .....................................                --            (0.02)             --            (0.07)
                                                                           ------           ------       ---------           ------

    Total distributions .......................................             (0.43)           (0.27)          (0.35)           (0.37)
                                                                           ------           ------       ---------           ------

Net asset value, end of period ................................            $ 8.57           $ 8.68         $  8.44           $ 8.54
                                                                           ======           ======         =======           ======

Total return*. ................................................             3.92%            4.64%          (3.17%)           4.29%
                                                                           ======           ======         =======           ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .......................            $    4           $ 0.11         $  0.63           $ 0.02
Ratio of expenses to average net assets** .....................             1.33%            1.33%           2.08%            2.07%
Ratio of net investment income to average net assets** ........             6.10%            8.39%           5.60%            7.91%
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers** .............             4.61%            4.71%           5.47%            5.84%
Ratio of net investment income to average net assets before
  contractual expense reimbursement and waivers** .............             2.82%            5.01%           2.21%            4.14%
Portfolio turnover rate .......................................               36%              34%             36%              34%


                                                                                  CLASS C
-------------------------------------------------------------------------------------------------------
                                                                                                FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                      MARCH 31, 2003    MARCH 31, 2002
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD. .........................                $ 8.48            $ 8.55
                                                                               ------            ------

    INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ..................................                  0.40              0.35
       Net gain (loss) on securities (both realized
          unrealized) .........................................                 (0.15)             0.01
                                                                               ------            ------

    Total from investment operations ..........................                  0.25              0.36
                                                                               ------            ------

    LESS DISTRIBUTIONS:
       Dividends from net investment income. ..................                 (0.39)            (0.35)
       Distributions from capital gains .......................                    --             (0.01)
       Return of capital. .....................................                    --             (0.07)
                                                                               ------            ------

    Total distributions .......................................                 (0.39)            (0.43)
                                                                               ------            ------

Net asset value, end of period ................................                $ 8.34            $ 8.48
                                                                               ======            ======

Total return*. ................................................                 3.11%             4.29%
                                                                               ======            ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .......................                $    3            $ 0.01
Ratio of expenses to average net assets** .....................                 2.08%             2.08%
Ratio of net investment income to average net assets** ........                 5.29%             7.82%
Ratio of expenses to average net assets before
  contractual expense reimbursement and waivers** .............                 5.33%             5.89%
Ratio of net investment income to average net assets before
  contractual expense reimbursement and waivers** .............                 2.04%             4.01%
Portfolio turnover rate .......................................                   36%               34%

+  PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31, 2000 WERE AUDITED
   BY OTHER INDEPENDENT ACCOUNTANTS.
*  TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56 and 57

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
USA GLOBAL FUND

[GRAPHIC OMITTED]

                                                                                CLASS I
-------------------------------------------------------------------------------------------------------------

CONDENSED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT THE PERIOD                                       YEARS ENDED MARCH 31,
-------------------------------------------------------------------------------------------------------------
                                                            2003       2002      2001     2000+      1999+
NET ASSET VALUE, BEGINNING OF PERIOD ..............     $  14.23    $ 13.08   $ 16.90   $ 11.06   $  11.17
                                                        --------    -------   -------   -------   --------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................        (0.02)     (0.06)     0.01      0.01       0.05
      Net gain (loss) on securities (both realized
      and unrealized)  ............................        (4.67)      1.21     (3.22)     5.86      (0.11)
                                                        --------    -------   -------   -------   --------

   Total from investment operations ...............        (4.69)      1.15     (3.21)     5.87      (0.06)
                                                        --------    -------   -------   -------   --------

   LESS DISTRIBUTIONS:
     Dividends from net investment income .........           --         --        --     (0.03)     (0.05)
     Distributions from capital gains .............           --         --     (0.55)       --         --
     Return of capital ............................           --         --     (0.06)       --         --
                                                        --------    -------   -------   -------   --------

  Total distributions .............................           --         --     (0.61)    (0.03)     (0.05)
                                                        --------    -------   -------   -------   --------

Net asset value, end of period ....................     $   9.54    $ 14.23   $ 13.08   $ 16.90   $  11.06
                                                        ========    =======   =======   =======   ========

Total return* .....................................      (32.96%)     8.79%   (19.34%)   53.11%     (0.52%)
                                                        ========    =======   =======   =======   ========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........     $     28    $    42   $    38   $    15   $      6
Ratio of expenses to average net assets** .........        1.08%      1.08%     1.06%     1.08%      1.08%
Ratio of net investment income (loss)
    to average net assets** .......................       (0.19%)    (0.44%)   (0.08%)    0.03%      0.67%
Ratio of expenses to average net assets before
    contractual expense reimbursement and waivers**        2.49%      1.73%     1.07%     1.13%      1.30%
Raito of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers** ...................       (1.60%)    (1.09%)   (0.09%)   (0.02%)     0.45%
Portfolio turnover rate ...........................          11%        13%       14%       36%        19%


                                                                     CLASS A                              CLASS B
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE                             FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 YEAR ENDED    PERIOD*** ENDED       YEAR ENDED    PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                       MARCH 31, 2003     MARCH 31, 2002   MARCH 31, 2003     MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............            $ 14.22          $   11.07         $  14.17            $ 11.07
                                                               -------          ---------         --------            -------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................              (0.04)             (0.02)           (0.13)             (0.10)
      Net gain (loss) on securities (both realized
      and unrealized)  ............................              (4.67)              3.17            (4.64)              3.20
                                                               -------          ---------         --------            -------

   Total from investment operations ...............              (4.71)              3.15            (4.77)              3.10
                                                               -------          ---------         --------            -------

   LESS DISTRIBUTIONS:
     Dividends from net investment income .........                 --                 --               --                 --
     Distributions from capital gains .............                 --                 --               --                 --
     Return of capital ............................                 --                 --               --                 --
                                                               -------          ---------         --------            -------

  Total distributions .............................                 --                 --               --                 --
                                                               -------          ---------         --------            -------

Net asset value, end of period ....................            $  9.51            $ 14.22         $   9.40            $ 14.17
                                                               =======            =======         ========            =======

Total return* .....................................            (33.12%)            28.46%          (33.66%)            28.00%
                                                               =======            =======         ========            =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........            $  0.10            $  0.16         $   0.01            $  0.01
Ratio of expenses to average net assets** .........              1.33%              1.33%            2.08%              2.08%
Ratio of net investment income (loss)
    to average net assets** .......................             (0.46%)            (0.86%)          (1.19%)            (1.46%)
Ratio of expenses to average net assets before
    contractual expense reimbursement and waivers**              2.71%              2.29%            3.50%              3.12%
Raito of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers** ...................             (1.84%)            (1.82%)          (2.61%)            (2.50%)
Portfolio turnover rate ...........................                11%                13%              11%                13%



                                                                      CLASS C
------------------------------------------------------------------------------------------
                                                                                   FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  YEAR ENDED    PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                        MARCH 31, 2003     MARCH 31, 2002
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............             $ 14.16            $ 11.07
                                                                -------            -------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................               (0.10)             (0.09)
      Net gain (loss) on securities (both realized
      and unrealized)  ............................               (4.66)              3.18
                                                                -------            -------

   Total from investment operations ...............               (4.76)              3.09
                                                                -------            -------

   LESS DISTRIBUTIONS:
     Dividends from net investment income .........                  --                 --
     Distributions from capital gains .............                  --                 --
     Return of capital ............................                  --                 --
                                                                -------            -------

  Total distributions .............................                  --                 --
                                                                -------            -------

Net asset value, end of period ....................             $  9.40            $ 14.16
                                                                =======            =======

Total return* .....................................             (33.62%)            27.91%
                                                                =======            =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........             $  0.09            $  0.01
Ratio of expenses to average net assets** .........               2.08%              2.08%
Ratio of net investment income (loss)
    to average net assets** .......................              (1.15%)            (1.46%)
Ratio of expenses to average net assets before
    contractual expense reimbursement and waivers**               3.56%              3.13%
Raito of net investment income (loss) to average
    net assets before contractual expense
    reimbursement and waivers** ...................              (2.63%)            (2.51%)
Portfolio turnover rate ...........................                 11%                13%

+  PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE TWO YEARS ENDED MARCH 31, 2000 WERE AUDITED
   BY OTHER INDEPENDENT ACCOUNTANTS.
*  TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58 and 59

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

[GRAPHIC OMITTED]

                                                                                            CLASS I
---------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                       YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                             MARCH 31, 2003    MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................          $  11.38          $ 10.00
                                                                                     --------          -------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss..............................................             (0.04)           (0.03)
          Net gain (loss) on securities (both realized and unrealized) ....             (4.58)            1.41
                                                                                     --------          -------

     Total from investment operations .....................................             (4.62)            1.38
                                                                                     --------          -------

Net asset value, end of period.............................................          $   6.76          $ 11.38
                                                                                     ========          =======

Total return* .............................................................           (40.60%)          13.80%
                                                                                     ========          =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................................          $      2          $     4
Ratio of expenses to average net assets**..................................             1.08%            1.08%
Ratio of net investment loss to average net assets**.......................            (0.60%)          (0.70%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**.......................            14.87%            6.37%
Ratio of net investment loss to average net assets before
     contractual expense reimbursement and waivers**.......................           (14.39%)          (5.99%)
Portfolio turnover rate ...................................................               19%               5%


                                                                           CLASS A                         CLASS B
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     FOR THE                            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      YEAR ENDED  PERIOD*** ENDED        YEAR ENDED  PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                            MARCH 31, 2003   MARCH 31, 2002    MARCH 31, 2003   MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................      $  11.37          $ 10.00          $  11.33          $ 10.00
                                                                   --------          -------          --------          -------
     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss................................         (0.05)           (0.03)            (0.10)           (0.09)
          Net gain (loss) on securities (both realized
              and unrealized)                                         (4.58)            1.40             (4.56)            1.42
                                                                   --------          -------          --------          -------

     Total from investment operations .......................         (4.63)            1.37             (4.66)            1.33
                                                                   --------          -------          --------          -------

Net asset value, end of period...............................      $   6.74          $ 11.37          $   6.67          $ 11.33
                                                                   ========          =======          ========          =======

Total return* ...............................................       (40.72%)          13.70%           (41.13%)          13.30%
                                                                   ========          =======          ========          =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................      $   0.03          $  0.02          $   0.01          $  0.01
Ratio of expenses to average net assets**....................         1.33%            1.33%             2.08%             2.08
Ratio of net investment loss to average net assets**.........        (0.84%)          (0.96%)           (1.60%)          (1.71%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**.........        15.72%            7.26%            15.89%            9.49%
Ratio of net investment loss to average net assets
     before contractual expense reimbursement and waivers**..       (15.23%)          (6.89%)          (15.41%)          (9.12%)
Portfolio turnover rate .....................................           19%               5%               19%               5%



                                                                                               CLASS C
-----------------------------------------------------------------------------------------------------------------
                                                                                                          FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                          YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                                MARCH 31, 2003    MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................            $  11.33          $  10.00
                                                                                       --------          --------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss..............................................               (0.12)            (0.09)
          Net gain (loss) on securities (both realized and unrealized) ....               (4.54)             1.42
                                                                                       --------          --------

     Total from investment operations .....................................               (4.66)             1.33
                                                                                       --------          --------

Net asset value, end of period.............................................            $   6.67          $  11.33
                                                                                       ========          ========

Total return* .............................................................             (41.13%)           13.30%
                                                                                       ========          ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................................            $   0.01          $   0.01
Ratio of expenses to average net assets**..................................               2.08%             2.08%
Ratio of net investment loss to average net assets**.......................              (1.61%)           (1.71%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**.......................              15.75%             9.49%
Ratio of net investment loss to average net assets before
     contractual expense reimbursement and waivers**.......................             (15.28%)           (9.12%)
Portfolio turnover rate ...................................................                 19%                5%

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60 and 61

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
SMALL CAP FUND

[GRAPHIC OMITTED]

                                                                                            CLASS I
-----------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                       YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                             MARCH 31, 2003    MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................................          $ 12.62        $   10.00
                                                                                      -------        ---------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss ..............................................            (0.02)           (0.03)
          Net gain (loss) on securities (both realized and unrealized) .....            (4.31)            2.65
                                                                                      -------        ---------

     Total from investment operations ......................................            (4.33)            2.62
                                                                                      -------        ---------

Net asset value, end of period .............................................          $  8.29        $   12.62
                                                                                      =======        =========

Total return* ..............................................................          (34.31%)          26.20%
                                                                                      =======        =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). ...................................          $     3        $       4
Ratio of expenses to average net assets**. .................................            1.08%            1.08%
Ratio of net investment loss to average net assets**. ......................           (0.59%)          (0.60%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**. ......................            7.28%            6.06%
Raito of net investment loss to average net assets before
     contractual expense reimbursement and waivers**. ......................           (6.79%)          (5.58%)
Portfolio turnover rate ....................................................              26%               0%


                                                                              CLASS A                           CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE                            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        YEAR ENDED   PERIOD*** ENDED        YEAR ENDED  PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                              MARCH 31, 2003    MARCH 31, 2002    MARCH 31, 2003   MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................         $ 12.60           $ 10.00           $ 12.56         $  10.00
                                                                      -------           -------           -------         --------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss ...............................           (0.08)            (0.02)            (0.12)           (0.03)
          Net gain (loss) on securities (both realized
              and unrealized) .....                                     (4.26)             2.62             (4.27)            2.59
                                                                      -------           -------           -------         --------

     Total from investment operations .......................           (4.34)             2.60             (4.39)            2.56
                                                                      -------           -------           -------         --------

Net asset value, end of period ..............................         $  8.26             12.60           $  8.17         $  12.56
                                                                      =======           =======           =======         ========

Total return* ...............................................         (34.44%)           26.00%           (34.95%)          25.60%
                                                                      =======           =======           =======         ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). ....................         $     2           $  0.24           $  0.18         $   0.05
Ratio of expenses to average net assets**. ..................           1.33%             1.33%             2.08%            2.08%
Ratio of net investment loss to average net assets**. .......          (0.83%)           (0.93%)           (1.58%)          (1.60%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**. .......           7.75%             6.85%             8.44%            9.19%
Raito of net investment loss to average net assets before
     contractual expense reimbursement and waivers**. .......          (7.25%)           (6.45%)           (7.94%)          (8.71%)
Portfolio turnover rate .....................................             26%                0%               26%               0%



                                                                           CLASS C
------------------------------------------------------------------------------------------------
                                                                                          FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          YEAR ENDED   PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                MARCH 31, 2003    MARCH 31, 2002
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................           $ 12.56          $  10.00
                                                                        -------          --------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment loss ...............................             (0.12)            (0.01)
          Net gain (loss) on securities (both realized
              and unrealized) .....                                       (4.27)             2.57
                                                                        -------          --------

     Total from investment operations .......................             (4.39)             2.56
                                                                        -------          --------

Net asset value, end of period ..............................           $  8.17          $  12.56
                                                                        =======          ========

Total return* ...............................................           (34.95%)           25.60%
                                                                        =======          ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions). ....................           $  0.32          $   0.16
Ratio of expenses to average net assets**. ..................             2.08%             2.08%
Ratio of net investment loss to average net assets**. .......            (1.58%)           (1.70%)
Ratio of expenses to average net assets before
     contractual expense reimbursement and waivers**. .......             8.35%             9.62%
Raito of net investment loss to average net assets before
     contractual expense reimbursement and waivers**. .......            (7.85%)           (9.24%)
Portfolio turnover rate .....................................               26%                0%

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62 and 63

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
MID CAP FUND

[GRAPHIC OMITTED]

                                                                  CLASS I          CLASS A          CLASS B          CLASS C
-----------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE          FOR THE          FOR THE          FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               PERIOD*** ENDED  PERIOD*** ENDED  PERIOD*** ENDED  PERIOD*** ENDED
OUTSTANDING THROUGHOUT THE PERIOD                          MARCH 31, 2003   MARCH 31, 2003   MARCH 31, 2003   MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $  10.00         $  10.00         $  10.00         $  10.00
                                                                 --------         --------         --------         --------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income...............................        (0.04)           (0.03)           (0.12)           (0.09)
        Net loss on securities
            (both realized and unrealized)..................        (2.19)           (2.22)           (2.19)           (2.22)
                                                                 --------         --------         --------         --------

    Total from investment operations........................        (2.23)           (2.25)           (2.31)           (2.31)
                                                                 --------         --------         --------         --------

Net asset value, end of period..............................        $7.77            $7.75            $7.69            $7.69
                                                                 ========         ========         ========         ========

Total return*...............................................      (22.30%)         (22.50%)         (23.10%)         (23.10%)
                                                                 ========         ========         ========         ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions).....................     $      1         $   0.08         $   0.01         $   0.02
Ratio of expenses to average net assets**...................        1.08%            1.33%            2.08%            2.08%
Ratio of net investment loss to average net assets**........       (0.56%)          (0.83%)          (1.56%)          (1.56%)
Ratio of expenses to average net assets before
    contractual expense reimbursement and waivers**.........       27.90%           29.57%           28.71%           29.53%
Raito of net investment loss to average net assets
    contractual expense reimbursement
    and waivers**...........................................      (27.38%)         (29.07%)         (28.19%)         (29.01%)
Portfolio turnover rate.....................................          11%              11%              11%              11%

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***SALES OF CLASS A, B, C & I SHARES BEGAN MAY 1, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]

REPORT OF INDEPENDENT
AUDITORS

[GRAPHIC OMITTED]

TO THE BOARD OF DIRECTORS OF AFBA 5STAR FUND, INC. AND SHAREHOLDERS OF THE AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR HIGH YIELD FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND, AFBA 5STAR USA GLOBAL FUND AND AFBA 5STAR MID CAP FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, AFBA 5Star USA Global Fund and AFBA 5Star Mid Cap Fund (the funds comprising AFBA 5Star Fund, Inc., hereafter referred to as the "Fund") at March 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the three fiscal periods then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the two years in the period ended March 31, 2000 and for the period June 3, 1997 (inception) to March 31, 1998 were audited by other auditors, whose report dated April 28, 2000 expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 5, 2003

[GRAPHIC OMITTED]
MANAGEMENT OF AFBA
5STAR FUND, INC.

[GRAPHIC OMITTED]

DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following lists the officers and directors of the Company, their age, address, position, term of office and principle occupation.

                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                    IN FUND           OTHER
                                 POSITION(S)         TERM OF OFFICE AND           PRINCIPAL          COMPLEX      TRUSTEESHIPS/
                                    HELD                 LENGTH OF               OCCUPATION(S)       OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH THE COMPANY          TIME SERVED          DURING PAST 5 YEARS    BY DIRECTOR  HELD BY DIRECTOR

------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MONROE W. HATCH, JR.,     Director     Director since January 1997.  Consultant to Industry     7       Trustee, ANSER
USAF (RET.) (69)                               Shall serve as Director                                          Corporation
909 North Washington Street                    until his resignation, or                                        (non-profit research
Alexandria, Virginia, 22314                    until terminated or until                                        institute); Trustee,
                                               his successor is elected and                                     College of
                                               qualified.                                                       Aeronautics;
                                                                                                                President, Armed
                                                                                                                Forces Retirement
                                                                                                                Residents Foundation
                                                                                                                (non-profit
                                                                                                                retirement home)

GENERAL LOUIS C. WAGNER, JR.,     Director     Director since January 1997.  Private  Consultant        7            N/A
USA (RET.) (71)                                Shall serve as Director
909 North Washington Street                    until his resignation, or
Alexandria, Virginia, 22314                    until terminated or until
                                               his successor is elected and
                                               qualified.

LIEUTENANT GENERAL JOHN S.        Director     Director since May            Vice President,            7       Director, National
FAIRFIELD, USAF (RET.)(62)                     2002. Shall serve as          DynCorp. (Federal                  Defense Industrial
909 North Washington Street                    Director until his            government services),              Assoc. Trustee,
Alexandria, Virginia 22314                     resignation, or               formerly Director,                 Falcon Foundation
                                               until terminated or           Quintek (reprographics
                                               until his successor           imaging)
                                               is elected and
                                               qualified.

[GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
BRIGADIER GENERAL HENRY J. SECHLER, Director   Director since January 1997.  Retired since 1997;        7                N/A
USAF (RET.) (70)                               Shall serve as Director       formerly, Vice
909 North Washington Street                    until his resignation, or     President, General
Alexandria, Virginia, 22314                    until terminated or until     Dynamics Corp.
                                               his successor is elected and  (defense contractor)
                                               qualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
*LIEUTENANT GENERAL C.C. BLANTON,   Chairman   Chairman and Director since   President, Chief           7                N/A
USAF (RET.) (73)                  and Director January 1997. Shall serve as  Executive Officer,
909 North Washington Street                    Chairman and Director at the  Armed Forces Benefit
Alexandria, Virginia 22314                     pleasure of the Board, until  Association; Chairman,
                                               his resignation or            5Star Financial
                                               termination or until his      Company; Chairman,
                                               successor is elected and      5Star Bank; Chairman,
                                               qualified.                    5Star Life Insurance
                                                                             Company; Chairman,
                                                                             AFBA 5Star Investment
                                                                             Management Company.

*JOHN A. JOHNSON (66)              President   President and Director since  President, Chief           7                N/A
909 North Washington Street       and Director January 1997. Shall serve as  Executive Officer,
Alexandria, Virginia 22314                     President and Director until  Director, 5Star
                                               his resignation or            Financial Company;
                                               termination or until his      President, Chief
                                               successor is elected and      Executive Officer,
                                               qualified.                    Director, AFBA 5Star
                                                                             Investment Management
                                                                             Company and AFBA 5Star
                                                                             Securities Company.
                                                                             Formerly, President
                                                                             and Chief Executive
                                                                             Officer, 5Star Life
                                                                             Insurance Company.

*JOHN C. KORNITZER (57)           Director     Director since January 1997.  President, Kornitzer       7                N/A
5420 W. 61st Place                             Shall serve as Director       Capital Management,
Shawnee Mission, KS                            until his resignation or      Inc; formerly Vice
66205-3084                                     termination.                  President of
                                                                             Investments, Employers
                                                                             Reinsurance Corp.

[GRAPHIC OMITTED]

MANAGEMENT OF AFBA
5STAR FUND, INC. (CONTINUED)
[GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY E. WOODING (35)          CFO and     CFO since December 2000.      Executive Vice             N/A              N/A
909 North Washington Street       Treasurer    Treasurer since November      President and Chief
Alexandria, Virginia 22314                     1999. Shall serve as CFO and  Financial Officer,
                                               Treasurer at the pleasure of  5Star Life Insurance
                                               the Board or until her        Company, AFBA 5Star
                                               resignation or termination    Investment Managment
                                               or until her successor is     Company and AFBA 5Star
                                               elected and qualified.        Securities Company.

MICHAEL E. HOUCHINS (33)        Vice President Vice President and Secretary  Vice President and         N/A              N/A
909 North Washington Street     and Secretary  since December 2000. Shall    Controller of 5Star
Alexandria, Virginia 22314                     serve as Vice-President and   Life Insurance Company
                                               Secretary at the pleasure of  and AFBA 5Star
                                               the Board or until his        Investment Management
                                               resignation or termination    Company; formerly,
                                               or until his successor is     Auditor,
                                               elected and qualified.        PricewaterhouseCoopers
                                                                             LLP.

ANDREW J. WELLE (36)            Vice President Vice President since          Vice President of AFBA     N/A              N/A
909 North Washington Street                    December 2000. Shall serve    5Star Securities
Alexandria, Virginia 22314                     as Vice President at the      Company. Director for
                                               pleasure of the Board or      Distribution, AFBA
                                               until his resignation or      5Star Investment
                                               termination or until his      Management Company.
                                               successor is elected and
                                               qualified.

LORRAINE J. LENNON (42)         Vice President Vice President since          Vice President of          N/A              N/A
909 North Washington Street       Compliance   December 2000. Shall serve    Compliance for 5Star
Alexandria, Virginia 22314                     as Vice-President of          Life Insurance
                                               Compliance at the pleasure    Company, AFBA 5Star
                                               of the Board or until her     Investment Management
                                               resignation or termination    Company and AFBA 5Star
                                               or until her successor is     Securities Company.
                                               elected and qualified.

[GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY C. SANDEFUR (58)           Assistant   Assistant Secretary since     Sr. Vice President,        N/A              N/A
909 North Washington Street        Secretary   April 1999. Shall serve as    Marketing, 5Star
Alexandria, Virginia 22314                     Assistant Secretary at the    Financial Company,
                                               pleasure of the Board or      5Star Bank and 5Star
                                               until his resignation or      Life Insurance
                                               termination or until his      Company.
                                               successor is elected and
                                               qualified.

JOHN R. MOORMAN (33)               Assistant-  Assistant Vice President      Distribution Manager,      N/A              N/A
909 North Washington Street     Vice President since December 2000. Shall    AFBA 5Star Investment
Alexandria, Virginia 22314                     serve as Assistant Vice       Management Company.
                                               President at the pleasure of
                                               the Board or until his
                                               resignation or termination
                                               or until his successor is
                                               elected and qualified.

* Lieutenant General C. C. Blanton, USAF (Ret.) is considered an interested person of the Company under the federal securities laws due to his positions as an officer and/or chairman of AFBA 5Star Investment Management Company, the Investment Manager of the
  Funds and other AFBA 5Star entities. John A. Johnson's status as an interested person results from his positions as an officer and/or director of AFBA 5Star Investment Management Company and other AFBA 5Star entities. John C. Kornitzer is considered an interested person due to his position as president and major shareholder of Kornitzer Capital Management, Inc., sub-adviser to the
  Funds.

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70

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                                                                              71

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE &
       TECHNOLOGY FUND
AFBA 5STAR SMALLCAP FUND
AFBA 5STAR MIDCAP FUND

[LOGO OMITTED]
AFBA
5STAR
FUND, INC.

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com


SHAREHOLDER INQUIRIES 1-888-578-2733


BB10432                                                   5/03        AR12-AR-03